UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Steven I. Koszalka

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital World Bond Fund® Semi-annual report for the six months ended March 31, 2016

Capital World Bond Fund seeks to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2016:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–2.22%	1.03%	3.79%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.93% for Class A shares as of the prospectus dated December 1, 2015.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield and lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade and higher rated bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

The first half of Capital World Bond Fund’s fiscal year was a period of shifting market conditions for bond investors. Against a backdrop of sluggish global growth, bond prices fluctuated significantly — heavily influenced by varied central bank actions in the U.S., euro zone, and Japan. A sharp decline in bond yields (which move inversely to prices) that began in late January helped global bonds to record gains, as did widespread currency appreciation against the U.S. dollar.

Over the six months ended March 31, 2016, the fund recorded a total return of 4.13%, a result that somewhat lagged the unmanaged Barclays Global Aggregate Index, which rose 4.92%. Bond and sector selection helped the fund’s relative result. This positive impact was offset by currency and country positioning, particularly less-than-index exposures to Japanese bonds and the yen (which appreciated 6.6%

Results at a glance

For periods ended March 31, 2016, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

Capital World Bond Fund (Class A shares)	4.13%	1.60%	1.80%	4.19%	6.36%
Barclays Global Aggregate Index[2]	4.92	4.57	1.81	4.35	6.32
Lipper Global Income Funds Average[3]	2.81	0.09	2.03	4.19	6.27

[1]	Since August 4, 1987.
[2]	The Barclays Global Aggregate Index began on December 31, 1989. For the period August 4, 1987, to December 31, 1989, the Citigroup World Government Bond Index was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[3]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

Capital World Bond Fund	1

against the dollar). The fund portfolio’s stance in regard to duration — a measure of sensitivity to changes in the overall level of interest rates — also detracted.

The Lipper Global Income Funds Average, a peer group measure, advanced 2.81%. As a fund category, “Global Income” includes a broad spectrum of funds, such as those that fully hedge currency exposure, and others with substantial investments in high yield (rated BB/Ba and below) bonds or emerging markets bonds. As always, Capital World Bond Fund has maintained its disciplined approach to investing which is designed to deliver a consistently high level of total return to fund investors over time. For longer term results see the table on the previous page.

Dividends of two cents, five cents and eight cents a share were paid in October 2015, December 2015 and March 2016, respectively. Fund investors who reinvested their dividends earned an income return of 0.78%, about the same as those who took dividends in cash.

United States

Shortly after the federal funds target rate was raised by 0.25 percentage points to a target range of 0.25%–0.5% in December 2015, Federal Reserve Board Chair Janet Yellen noted that the economy appeared to be on a path to “sustainable improvement.” In the lead-up to the decision — the first rate hike in nine years —bond prices declined. The downward trend continued as investors looked ahead to the possibility of further rate increases. Then, concerns about declining U.S. corporate profits and subdued global growth gave the Fed pause. By January 2016, Fed officials struck a more dovish tone, leading investors to conclude that the chances for an imminent rate hike had receded.

The yield on the benchmark 10-year U.S. Treasury note ended the six-month period just over a quarter of a percentage point lower at 1.78%. Investment-grade (rated BBB/Baa and above) corporate bonds notched a 3.4% gain. Treasury Inflation Protected Securities (TIPS) advanced 3.8%, helped by higher inflation (excluding food and energy) and rising expectations for future inflation.

Investments in TIPS were reduced, though they remain a significant holding alongside nominal Treasuries. Managers selectively invested in U.S. corporate bonds over the six-month period, including issues from firms in the energy, financial and consumer-related industries. The fund continues to have relatively limited investments in high-yield corporates, though additions to holdings in the energy, materials and capital goods sectors were made in recent months. Excluding cash, U.S. dollar-denominated debt accounted for 51.1% of the fund’s portfolio as of

2	Capital World Bond Fund

March 31, 2016, before currency hedging; this amount included 19.7% in Treasury bonds and notes.

Europe

In contrast to the Fed’s monetary policy direction, the European Central Bank (ECB) took additional easing steps as growth and inflation continued to disappoint. ECB President Mario Draghi announced a series of policy actions in March 2016 that included reductions in three key lending rates, some of which were already in negative territory. The ECB also expanded its bond-buying program (from €60 billion) to €80 billion a month and pledged to buy corporate bonds in addition to government bonds. As of March 31, 2016, the yield on Germany’s benchmark 10-year note stood at 0.15%, close to an all-time low.

Investments in euro-zone bonds accounted for 12.2% of the fund’s portfolio (before currency hedging) as of March 31, 2016. Holdings of European government bonds declined as managers reduced holdings from Spain, Ireland and Poland. Investments in gilts and the British pound also decreased; the pound was one of the few currencies to depreciate against the dollar, shedding 5.1% over the six-month period. Managers are mindful of the possibility of elevated bond and currency volatility ahead of the June 23 referendum on the U.K.’s continuing membership of the European Union. The fund’s exposure to the euro remains significantly lower than that of the index.

Other developed markets

The end of 2015 saw Japan’s fourth economic contraction in seven quarters, adding to concern around persistently low inflation. In late January 2016, the Bank of Japan surprised markets by adopting negative interest rates. Over the six-month period ended March 31, 2016, managers further reduced exposure to the yen and Japanese government bonds. That said, the fund’s exposure to Japan remains meaningful in absolute terms: 7.5%, before currency hedging.

Developing markets

Developing-country bonds advanced, with widespread currency appreciation against the U.S. dollar helping local-currency issues to mostly outpace their dollar-denominated counterparts. Investor sentiment seemed to improve amid rebounding prices for certain commodities, growing expectations for a slower pace of rate hikes by the Fed, and stimulus measures in the euro zone and Japan. As of March 31, 2016, developing-country bonds amounted to 14.7% of the portfolio (before currency hedging). Managers added to investments in government issues from Mexico, while reducing holdings in India.

Capital World Bond Fund	3

Looking ahead

Global bonds have done well lately, helped in part by a weaker dollar. And yet concerns about China, global growth and U.S. corporate profits haven’t disappeared. Furthermore, Europe could be a source of renewed volatility in coming months. In addition to the U.K. referendum, there will be a Spanish general election in June 2016 and the migrant crisis may intensify. We’re also keeping a close eye on government finances in Portugal and Greece — both of which are potential flashpoints.

With all that uncertainty in mind, a relatively cautious approach to risk seems appropriate. Still, the outlook for global bonds actually includes many bright spots. We have continued to uncover opportunities among diverse areas, ranging from Danish mortgage-backed securities to Malaysian government bonds. The market environment for the remainder of 2016 could see new pockets of opportunity arising among commodity-exporting nations and elsewhere. In our experience, market volatility has often had a silver lining: the creation of great opportunities for research-driven longer term investors to invest at attractive valuations.

Thank you for your continued commitment to long-term investing. We look forward to reporting to you again in six months.

Cordially,

Thomas H. Høgh
President
May 11, 2016

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of April 30, 2016, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.44%. The fund’s 12-month distribution rate for Class A shares as of that date was 0.82%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities, while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

4	Capital World Bond Fund

Where the fund’s assets are invested … and how those markets have done over the past six months as of March 31, 2016.

			Bond market total returns[1]
			six months ended
	Capital World Bond Fund		March 31, 2016
	Before	After
	forward	forward	In local		In U.S.
Currency weighting by country	contracts	contracts	currency		dollars
United States[2]	57.1%	53.2%	2.5%		2.5%
EMU[3]	16.6	20.4	3.5		5.7
Japan	7.5	12.0	4.9		11.9
Mexico	4.0	3.9	3.7		2.5
United Kingdom	3.4	2.5	3.9		–1.5
Hungary	3.2	0.8	3.5	[4]	5.3	[4]
Poland	2.8	2.1	2.3		4.5
Malaysia	1.4	1.3	4.1		17.5
India	1.3	1.1	3.7	[4]	2.8	[4]
Colombia	0.8	0.4	4.0	[4]	6.9	[4]
South Africa	0.5	0.3	–0.6		–6.0
Norway	0.3	1.2	1.9		5.1
Turkey	0.3	0.3	10.3	[4]	18.6	[4]
Australia	0.2	0.2	1.9		11.6
Sweden	0.1	0.2	1.1		4.5
Brazil	0.1	0.1	13.0	[4]	27.0	[4]
Indonesia	0.1	0.0	15.7	[4]	27.8	[4]
Ghana	0.1	0.0	—	[5]	—	[5]
Philippines	0.1	0.0	3.9	[4]	5.5	[4]
Canada	0.1	0.0	2.3		6.0

[1]	Source: Barclays Global Aggregate Index.
[2]	Includes U.S. dollar-denominated debt of other countries, totaling 11.9%.
[3]	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain. Euro-denominated debt includes corporate and European government debt.
[4]	Source: JP Morgan GBI–EM Broad Diversified Index.
[5]	This market is not included in the Barclays Global Aggregate Index or the JP Morgan GBI–EM Broad Diversified Index.

Capital World Bond Fund	5

Portfolio summary March 31, 2016	unaudited

		Percent of net assets
Bonds & notes of governments & government agencies outside the U.S.
Euro zone*:
Germany	1.85%
Italy	1.38
Ireland	1.37
France	1.28
Belgium	1.23
Spain	1.09
Slovenia	.76
Other	.63	9.59%
Japan		7.61
Hungary		4.64
Mexico		4.28
United Kingdom		2.83
Poland		2.77
Malaysia		1.46
India		1.32
Colombia		.84
South Africa		.62
Turkey		.52
Other		2.92
		39.40%

*	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

6	Capital World Bond Fund

Summary investment portfolio March 31, 2016	unaudited

Bonds, notes & other debt instruments 93.92%	Principal amount (000)		Value (000)
Euros 12.22%
Belgium (Kingdom of), Series 77, 1.00% 2026		€115,300	$137,547
Belgium (Kingdom of) 0.80%–2.25% 2023–2025		18,607	22,002
French Government O.A.T. Eurobond 1.75% 2024		87,150	111,909
French Government O.A.T. Eurobond 0.50%–3.25% 2026–2045		42,100	53,580
German Government 0.10% 2023[1]		53,925	65,936
German Government 2.50% 2046		67,250	110,575
German Government 0.50%–2.50% 2024–2044		45,677	63,124
Hungarian Government 3.88%–6.00% 2018–2020		53,295	68,135
Irish Government 3.90% 2023		47,220	66,908
Irish Government 1.00%–4.50% 2020–2045		82,845	109,793
Italian Government 1.45%–5.50% 2022–2046		134,935	178,051
Spanish Government 5.40% 2023		59,150	87,594
Spanish Government 1.95%–5.15% 2026–2028		39,820	53,502
Other securities			449,787
			1,578,443

Japanese yen 7.61%
Japanese Government, Series 326, 0.70% 2022		¥9,825,000	92,599
Japanese Government, Series 329, 0.80% 2023		7,500,000	71,388
Japanese Government, Series 18, 0.10% 2024[1]		22,707,040	209,184
Japanese Government, Series 19, 0.10% 2024[1]		12,953,685	121,233
Japanese Government, Series 336, 0.50% 2024		5,655,000	52,997
Japanese Government, Series 42, 1.70% 2044		9,515,000	109,968
Japanese Government 0.10%–2.20% 2018–2045[1]		32,763,210	325,422
			982,791

Danish kroner 4.40%
Nordea Kredit 2.00% 2037[2]	DKr	383,178	58,046
Nykredit Realkredit AS, Series 01E, 2.00% 2037[2]		1,662,555	251,776
Nykredit Realkredit AS, Series 01E, 2.50% 2037[2]		481,884	74,750
Nykredit Realkredit AS, Series 01E, 2.50% 2047[2]		134,223	20,235
Realkredit Danmark AS, Series 22S, 2.00% 2037[2]		999,534	150,689
Realkredit Danmark AS, Series 22S, 2.50% 2037[2]		87,131	13,545
			569,041

Mexican pesos 3.98%
United Mexican States Government, Series M, 6.50% 2021	MXN	3,267,500	198,829
United Mexican States Government, Series M20, 10.00% 2024		1,208,400	89,927
United Mexican States Government, Series M, 5.75% 2026		1,532,500	87,530
United Mexican States Government 2.00%–10.00% 2016–2042[1]		2,179,251	135,282
Other securities			3,018
			514,586

British pounds 3.46%
United Kingdom 1.00% 2017		£35,775	51,831
United Kingdom 2.25% 2023		52,050	80,453
United Kingdom 3.25% 2044		64,120	110,307

Capital World Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
British pounds (continued)
United Kingdom 1.75%–3.75% 2019–2045		£80,375	$122,802
Other securities			81,729
			447,122

Hungarian forints 3.18%
Hungarian Government, Series 19/A, 6.50% 2019	HUF	22,538,190	94,448
Hungarian Government, Series 20/A, 7.50% 2020		45,280,770	204,435
Hungarian Government 3.50%–7.00% 2018–2025		25,931,810	111,344
			410,227

Polish zloty 2.77%
Polish Government, Series 1020, 5.25% 2020	PLN	257,750	79,027
Polish Government, Series 0922, 5.75% 2022		272,555	87,990
Polish Government 2.00%–5.75% 2017–2025[1]		660,629	191,427
			358,444

Malaysian ringgits 1.42%
Malaysian Government, Series 0315, 3.659% 2020	MYR	392,000	101,496
Malaysian Government 3.76%–4.50% 2019–2030		314,950	82,612
			184,108

Indian rupees 1.32%
India (Republic of) 8.83% 2023	INR	4,604,600	73,816
India (Republic of) 7.28%–9.20% 2019–2030		6,107,000	96,406
			170,222

U.S. dollars 51.08%
Fannie Mae 4.00% 2046[2,3]		$141,950	151,721
Fannie Mae 0%–9.37% 2022–2048[2,3,4]		35,209	37,334
Freddie Mac 0%–6.00% 2036–2038[2]		1,903	1,759
Freddie Mac, Series K052, Class A1, multifamily 2.598% 2025[2]		4,789	4,970
Government National Mortgage Assn. 4.00% 2045[2]		102,763	110,047
Government National Mortgage Assn. 3.50%–4.50% 2045–2046[2,3]		149,916	160,955
Hungarian Government 4.00%–7.63% 2019–2041		104,248	120,629
Malaysian Government (Wakala Global Issue), 4.646% 2021		4,100	4,554
Slovenia (Republic of) 5.50% 2022		46,940	53,185
U.S. Treasury 1.625% 2019[5]		143,350	146,595
U.S. Treasury 1.625% 2019		85,746	87,645
U.S. Treasury 1.75% 2019		74,350	76,311
U.S. Treasury 1.125% 2020		128,100	128,396
U.S. Treasury 1.25% 2020		77,210	77,776
U.S. Treasury 1.375% 2020		183,400	185,324
U.S. Treasury 1.375% 2020		52,150	52,610
U.S. Treasury 1.75% 2020		79,450	81,435
U.S. Treasury 1.125% 2021		299,907	298,839
U.S. Treasury 1.375% 2021		53,900	54,312
U.S. Treasury 2.50% 2024		107,000	113,847
U.S. Treasury 2.875% 2043		49,280	51,944
U.S. Treasury 3.00% 2045		115,227	124,464
U.S. Treasury 2.50% 2046		165,025	160,967
U.S. Treasury 0.63%–8.00% 2016–2045		497,962	506,179
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]		176,800	184,366

8	Capital World Bond Fund

	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2024–2046[1]	$207,703	$218,094
United Mexican States Government Global 3.60%–5.13% 2020–2044	40,604	42,010
Other securities		3,362,517
		6,598,785

Other 2.48%
Other securities		319,995

Total bonds, notes & other debt instruments (cost: $12,144,235,000)		12,133,764

Common stocks 0.03%	Shares
U.S. dollars 0.02%
Other securities		2,963

Miscellaneous 0.01%
Other common stocks in initial period of acquisition		893

Total common stocks (cost: $8,460,000)		3,856

Convertible stocks 0.00%
U.S. dollars 0.00%
Other securities		898

Total convertible stocks (cost: $2,416,000)		898

Short-term securities 5.54%	Principal amount (000)
Electricité de France 0.60% due 4/25/2016[6]	$50,000	49,993
Fannie Mae 0.40% due 7/19/2016	29,500	29,473
Freddie Mac 0.38%–0.44% due 6/2/2016–7/7/2016	127,800	127,714
Toronto-Dominion Holdings USA Inc. 0.40%–0.49% due 4/1/2016–5/19/2016[6]	130,000	129,941
Victory Receivables Corp. 0.46%–0.50% due 4/7/2016–5/12/2016[6]	63,000	62,986
Other securities		315,554

Total short-term securities (cost: $715,552,000)		715,661
Total investment securities 99.49% (cost: $12,870,663,000)		12,854,179
Other assets less liabilities 0.51%		65,357

Net assets 100.00%		$12,919,536

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Capital World Bond Fund	9

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $3,215,000, which represented .02% of the net assets of the fund. Some of these securities (with an aggregate value of $898,000, an aggregate cost of $2,416,000, and which represented .01% of the net assets of the fund) were acquired from 3/10/2010 to 5/2/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $22,850,000, which represented .18% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $2,165,745,000.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 3/31/2016
	Settlement date	Counterparty	(000)	(000)	(000)
Purchases:
Euros	4/7/2016	JPMorgan Chase	€66,211	$73,150	$2,208
Euros	4/8/2016	JPMorgan Chase	€6,132	$6,845	134
Euros	4/11/2016	HSBC Bank	€32,525	$35,576	1,447
Euros	4/11/2016	HSBC Bank	€23,100	$25,094	1,201
Euros	4/20/2016	Citibank	€32,526	$36,830	204
Euros	4/25/2016	HSBC Bank	€34,598	$38,725	674
Euros	4/25/2016	UBS AG	€15,872	$17,611	463
Euros	4/26/2016	UBS AG	€74,700	$82,463	2,605
Euros	4/27/2016	Citibank	€31,933	$35,475	890
Euros	4/29/2016	UBS AG	€16,323	$18,041	550
Japanese yen	4/6/2016	Barclays Bank PLC	¥12,408,320	$111,784	(1,507)
Japanese yen	4/13/2016	HSBC Bank	¥3,659,794	$32,264	269
Japanese yen	4/15/2016	HSBC Bank	¥9,915,949	$87,082	1,067
Japanese yen	4/18/2016	HSBC Bank	¥12,195,000	$107,252	1,167
Japanese yen	4/21/2016	HSBC Bank	¥3,793,765	$33,450	281
Japanese yen	4/22/2016	Barclays Bank PLC	¥12,343,232	$109,825	(75)
Japanese yen	5/19/2016	UBS AG	¥4,544,064	$40,820	(388)
Japanese yen	5/20/2016	JPMorgan Chase	¥3,360,440	$30,194	(293)
Norwegian kroner	4/6/2016	Citibank	NKr53,418	$6,201	254
Norwegian kroner	4/18/2016	JPMorgan Chase	NKr155,195	$18,200	554
Swedish kronor	4/18/2016	Barclays Bank PLC	SKr154,107	$18,200	795
					$12,500
Sales:
Brazilian reais	4/18/2016	UBS AG	$1,764	BRL6,450	(21)
British pounds	4/7/2016	UBS AG	$25,655	£18,200	(486)
British pounds	4/8/2016	HSBC Bank	$1,065	£745	(6)
British pounds	4/11/2016	Bank of New York Mellon	$35,651	£25,700	(1,262)
British pounds	4/12/2016	Bank of America, N.A.	€15,270	£11,800	433
British pounds	4/13/2016	Bank of America, N.A.	$3,187	£2,250	(44)
British pounds	4/13/2016	JPMorgan Chase	$15,331	£11,000	(469)
British pounds	4/18/2016	HSBC Bank	$33,754	£23,750	(359)
British pounds	4/22/2016	JPMorgan Chase	¥2,905,740	£18,000	(18)
British pounds	4/27/2016	HSBC Bank	NKr215,028	£17,750	488
British pounds	4/27/2016	JPMorgan Chase	€23,018	£18,175	107
British pounds	5/6/2016	HSBC Bank	€82,200	£65,200	(15)
British pounds	5/11/2016	Bank of America, N.A.	$1,409	£1,000	(28)

10	Capital World Bond Fund

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 3/31/2016
	Settlement date	Counterparty	(000)	(000)	(000)
British pounds	5/11/2016	Bank of America, N.A.	$13,562	£9,530	$(127)
Colombian pesos	4/12/2016	HSBC Bank	$7,716	COP24,750,000	(530)
Colombian pesos	4/18/2016	JPMorgan Chase	$35,765	COP114,077,350	(2,237)
Colombian pesos	4/28/2016	Bank of America, N.A.	$743	COP2,358,000	(42)
Danish kroner	4/13/2016	Citibank	NKr156,904	DKr124,300	(27)
Euros	4/8/2016	Citibank	$837	€750	(17)
Euros	4/8/2016	Citibank	$11,126	€9,980	(233)
Euros	4/11/2016	UBS AG	$2,418	€2,200	(87)
Euros	4/12/2016	UBS AG	$27,035	€24,000	(284)
Euros	4/12/2016	Bank of America, N.A.	£134,573	€174,000	(4,779)
Euros	4/14/2016	Citibank	$2,722	€2,500	(124)
Euros	4/18/2016	HSBC Bank	NKr220,134	€23,475	(125)
Euros	4/27/2016	Citibank	NKr57,146	€6,000	72
Euros	5/5/2016	HSBC Bank	$5,006	€4,500	(120)
Euros	5/9/2016	Citibank	$1,677	€1,500	(31)
Euros	5/9/2016	Citibank	$10,666	€9,500	(157)
Euros	5/11/2016	Bank of America, N.A.	$9,117	€8,250	(283)
Euros	6/10/2016	Citibank	$19,628	€17,775	(644)
Hungarian forints	4/18/2016	HSBC Bank	€14,583	HUF4,500,000	296
Hungarian forints	4/25/2016	Bank of America, N.A.	€256,267	HUF80,000,000	1,967
Indian rupees	4/18/2016	UBS AG	$32,626	INR2,200,000	(479)
Indonesian rupiah	5/2/2016	JPMorgan Chase	$4,576	IDR60,589,600	30
Japanese yen	4/5/2016	Bank of America, N.A.	$10,871	¥1,225,204	(18)
Malaysian ringgits	4/14/2016	Bank of America, N.A.	$833	MYR3,500	(63)
Malaysian ringgits	4/14/2016	JPMorgan Chase	$14,523	MYR61,000	(1,094)
Mexican pesos	4/13/2016	Citibank	$615	MXN11,000	(21)
Mexican pesos	4/18/2016	HSBC Bank	$6,733	MXN120,000	(201)
Polish zloty	4/18/2016	Barclays Bank PLC	$26,187	PLN101,200	(927)
Polish zloty	4/18/2016	JPMorgan Chase	$50,019	PLN193,400	(1,797)
Polish zloty	4/27/2016	Citibank	€5,812	PLN25,000	(78)
South African rand	4/5/2016	JPMorgan Chase	$9,504	ZAR150,000	(646)
South African rand	4/6/2016	Bank of America, N.A.	$5,529	ZAR87,000	(357)
South African rand	4/7/2016	UBS AG	$5,844	ZAR89,600	(216)
Swedish kronor	4/13/2016	HSBC Bank	€3,745	SKr35,000	(50)
Swedish kronor	4/14/2016	Citibank	$8,097	SKr69,270	(440)
Turkish lira	4/13/2016	Citibank	$7,088	TRY20,850	(284)
					$(15,833)
Forward currency contracts — net					$(3,333)

Capital World Bond Fund	11

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $676,780,000.

						Unrealized
						(depreciation)
						appreciation
Pay/receive			Fixed	Expiration	Notional	at 3/31/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	0.987%	11/10/2017	$30,000	$(86)
Pay	LCH	3-month USD-LIBOR	0.9887	11/25/2017	30,000	(87)
Pay	LCH	3-month USD-LIBOR	1.164	3/15/2019	50,000	(312)
Receive	LCH	3-month SEK-STIBOR	0.5725	7/24/2020	SKr43,250	104
Receive	LCH	3-month USD-LIBOR	1.572	9/16/2020	$60,000	1,195
Receive	LCH	3-month SEK-STIBOR	0.4825	9/22/2020	SKr300,000	540
Receive	LCH	3-month USD-LIBOR	1.2185	2/8/2021	$120,000	327
Pay	LCH	6-month JPY-LIBOR	0.5725	3/5/2025	¥12,600,000	(4,766)
Pay	LCH	3-month USD-LIBOR	2.1955	5/6/2025	$60,000	(3,220)
Pay	LCH	3-month USD-LIBOR	1.754	2/8/2026	30,000	(335)
Pay	LCH	6-month JPY-LIBOR	0.21125	2/19/2026	¥17,500,000	(1,085)
Pay	LCH	6-month EURIBOR	0.5627	3/8/2026	€48,000	(113)
Receive	LCH	6-month EURIBOR	1.6073	7/9/2045	12,000	2,043
Pay	LCH	3-month USD-LIBOR	2.562	11/4/2045	$20,000	(1,983)
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	8,000	(743)
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	80,000	(7,263)
Pay	LCH	3-month USD-LIBOR	2.556	11/27/2045	47,000	(4,597)
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046	30,000	(1,519)
						$(21,900)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Purchased on a TBA basis.
[4]	Coupon rate may change periodically.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $48,848,000, which represented .38% of the net assets of the fund.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,391,130,000, which represented 10.77% of the net assets of the fund.

Key to abbreviations

LCH = LCH.Clearnet

TBA = To-be-announced

SEK/SKr = Swedish kronor

See Notes to Financial Statements

12	Capital World Bond Fund

Financial statements

Statement of assets and liabilities at March 31, 2016	unaudited (dollars in thousands)

Assets:
Investment securities, at value (cost: $12,870,663)		$12,854,179
Cash denominated in currencies other than U.S. dollars (cost: $8,415)		8,487
Cash		69,620
Unrealized appreciation on open forward currency contracts		18,156
Receivables for:
Sales of investments	$376,019
Sales of fund’s shares	22,288
Closed forward currency contracts	251
Variation margin	801
Interest	117,041
Other	2,465	518,865
		13,469,307
Liabilities:
Unrealized depreciation on open forward currency contracts		21,489
Payables for:
Purchases of investments	492,803
Repurchases of fund’s shares	17,213
Closed forward currency contracts	7,223
Investment advisory services	4,730
Services provided by related parties	2,505
Trustees’ deferred compensation	196
Variation margin	1,656
Other	1,956	528,282
Net assets at March 31, 2016		$12,919,536

Net assets consist of:
Capital paid in on shares of beneficial interest		$13,103,147
Undistributed net investment income		54,108
Accumulated net realized loss		(197,689)
Net unrealized depreciation		(40,030)
Net assets at March 31, 2016		$12,919,536

See Notes to Financial Statements

Capital World Bond Fund	13

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (651,565 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$6,380,726	321,423	$19.85
Class B	23,157	1,175	19.71
Class C	404,829	20,738	19.52
Class F-1	360,266	18,198	19.80
Class F-2	2,691,395	135,816	19.82
Class 529-A	314,436	15,796	19.91
Class 529-B	2,146	109	19.76
Class 529-C	124,872	6,353	19.65
Class 529-E	16,690	844	19.78
Class 529-F-1	39,936	2,018	19.79
Class R-1	12,782	650	19.66
Class R-2	146,934	7,478	19.65
Class R-2E	531	27	19.83
Class R-3	147,251	7,428	19.82
Class R-4	102,346	5,159	19.84
Class R-5E	10	1	19.84
Class R-5	150,544	7,578	19.86
Class R-6	2,000,685	100,774	19.85

See Notes to Financial Statements

14	Capital World Bond Fund

Statement of operations for the six months ended March 31, 2016	unaudited (dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $1,202)		$182,667

Fees and expenses*:
Investment advisory services	$27,611
Distribution services	13,865
Transfer agent services	10,342
Administrative services	1,876
Reports to shareholders	736
Registration statement and prospectus	521
Trustees’ compensation	50
Auditing and legal	25
Custodian	1,121
Other	293
Total fees and expenses before reimbursement	56,440
Less transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		56,440
Net investment income		126,227

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments (net of non-U.S. taxes of $191)	(149,682)
Forward currency contracts	48,405
Interest rate swaps	(760)
Currency transactions	(6,226)	(108,263)
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $705)	530,077
Forward currency contracts	(12,157)
Interest rate swaps	(28,107)
Currency translations	4,019	493,832
Net realized loss and unrealized appreciation		385,569
Net increase in net assets resulting from operations		$511,796

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

Capital World Bond Fund	15

Statements of changes in net assets

	(dollars in thousands)

	Six months ended	Year ended
	March 31, 2016*	September 30, 2015
Operations:
Net investment income	$126,227	$263,682
Net realized loss	(108,263)	(233,968)
Net unrealized appreciation (depreciation)	493,832	(566,527)
Net increase (decrease) in net assets resulting from operations	511,796	(536,813)

Dividends and distributions paid to shareholders:
Dividends from net investment income	(102,396)	(124,011)
Distributions from net realized gain on investments	—	(182,169)
Total dividends and distributions paid to shareholders	(102,396)	(306,180)

Net capital share transactions	(119,347)	265,916

Total increase (decrease) in net assets	290,053	(577,077)

Net assets:
Beginning of period	12,629,483	13,206,560
End of period (including undistributed net investment income: $54,108 and $30,277, respectively)	$12,919,536	$12,629,483

*	Unaudited.

See Notes to Financial Statements

16	Capital World Bond Fund

Notes to financial statements	unaudited

1. Organization

Capital World Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the fund are not available for purchase.

On November 20, 2015, the fund made an additional retirement plan share class (Class R-5E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different

Capital World Bond Fund	17

arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

18	Capital World Bond Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Capital World Bond Fund	19

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation

20	Capital World Bond Fund

guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2016 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$1,578,443	$—	$1,578,443
Japanese yen	—	982,791	—	982,791
Danish kroner	—	569,041	—	569,041
Mexican pesos	—	514,586	—	514,586
British pounds	—	447,122	—	447,122
Hungarian forints	—	410,227	—	410,227
Polish zloty	—	358,444	—	358,444
Malaysian ringgits	—	184,108	—	184,108
Indian rupees	—	170,222	—	170,222
U.S. dollars	—	6,598,276	509	6,598,785
Other	—	319,995	—	319,995
Common stocks	2,048	224	1,584	3,856
Convertible stocks	—	898	—	898
Short-term securities	—	715,661	—	715,661
Total	$2,048	$12,850,038	$2,093	$12,854,179

Capital World Bond Fund	21

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$18,156	$—	$18,156
Unrealized appreciation on interest rate swaps	—	4,209	—	4,209
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(21,489)	—	(21,489)
Unrealized depreciation on interest rate swaps	—	(26,109)	—	(26,109)
Total	$—	$(25,233)	$—	$(25,233)

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

22	Capital World Bond Fund

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional

Capital World Bond Fund	23

conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

24	Capital World Bond Fund

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Capital World Bond Fund	25

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts and interest rate swaps as of, or for the six months ended, March 31, 2016 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$18,156	Unrealized depreciation on open forward currency contracts	$ 21,489
Forward currency	Currency	Receivables for closed forward currency contracts	251	Payables for closed forward currency contracts	7,223
Interest rate swaps	Interest	Net unrealized appreciation*	4,209	Net unrealized depreciation*	26,109
			$22,616		$ 54,821

		Net realized gain (loss)		Net unrealized depreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$48,405	Net unrealized depreciation on forward currency contracts	$(12,157)
Interest rate swaps	Interest	Net realized loss on interest rate swaps	(760)	Net unrealized depreciation on interest rate swaps	(28,107)
			$47,645		$(40,264)

*	Includes cumulative appreciation/depreciation on interest rate swaps as reported in the applicable table following the fund’s investment portfolio. Only the current day’s variation margin is reported within the statement of assets and liabilities.

26	Capital World Bond Fund

Collateral — The fund participates in a collateral program due to its use of forward currency contracts, interest rate swaps, and future delivery contracts. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of March 31, 2016 (dollars in thousands) if close-out netting was exercised:

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$2,401	$(2,401)	$—	$—	$—
Barclays Bank PLC	795	(795)	—	—	—
Citibank	1,621	(1,621)	—	—	—
HSBC Bank	6,940	(4,912)	—	—	2,028
JPMorgan Chase	3,033	(3,033)	—	—	—
UBS AG	3,617	(1,961)	(1,224)		432
Total	$18,407	$(14,723)	$(1,224)	$—	$2,460
Liabilities:
Bank of America, N.A.	$6,035	$(2,401)	$(2,063)	$—	$1,571
Bank of New York Mellon	1,262	—	(1,262)	—	—
Barclays Bank PLC	3,137	(795)	(2,342)	—	—
Citibank	2,116	(1,621)	(495)	—	—
HSBC Bank	4,912	(4,912)	—	—	—
JPMorgan Chase	9,289	(3,033)	(5,084)	—	1,172
UBS AG	1,961	(1,961)	—	—	—
Total	$28,712	$(14,723)	$(11,246)	$—	$2,743

*	Non-cash collateral is shown on a settlement basis.

Capital World Bond Fund	27

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2011, by state tax authorities for tax years before 2010 and by tax authorities outside the U.S. for tax years before 2014.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2015, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$38,785
Capital loss carryforward*	(80,025)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

28	Capital World Bond Fund

As of March 31, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$384,491
Gross unrealized depreciation on investment securities	(415,625)
Net unrealized depreciation on investment securities	(31,134)
Cost of investment securities	12,885,313

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended March 31, 2016					Year ended September 30, 2015
										Total
				Total						dividends and
	Ordinary		Long-term	dividends		Ordinary		Long-term		distributions
Share class	income		capital gains	paid		income		capital gains		paid
Class A	$48,561		$—	$48,561		$97,397		$64,961		$162,358
Class B	54		—	54		452		520		972
Class C	1,101		—	1,101		4,212		4,943		9,155
Class F-1	8,245		—	8,245		28,181		18,473		46,654
Class F-2	17,373		—	17,373		15,798		8,710		24,508
Class 529-A	2,155		—	2,155		4,542		3,217		7,759
Class 529-B	3		—	3		38		49		87
Class 529-C	291		—	291		1,112		1,378		2,490
Class 529-E	94		—	94		205		172		377
Class 529-F-1	350		—	350		681		409		1,090
Class R-1	38		—	38		131		149		280
Class R-2	396		—	396		1,285		1,518		2,803
Class R-2E	2		—	2		—	*	—	*	—	*
Class R-3	805		—	805		1,853		1,567		3,420
Class R-4	819		—	819		1,544		997		2,541
Class R-5E†	—	*	—	—	*
Class R-5	1,582		—	1,582		2,725		1,428		4,153
Class R-6	20,527		—	20,527		25,012		12,521		37,533
Total	$102,396		$—	$102,396		$185,168		$121,012		$306,180

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Capital World Bond Fund	29

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.570% on the first $1 billion of daily net assets and decreasing to 0.360% on such assets in excess of $15 billion. For the six months ended March 31, 2016, the investment advisory services fee was $27,611,000, which was equivalent to an annualized rate of 0.441% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of March 31, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder

30	Capital World Bond Fund

communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended March 31, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$7,167	$6,815		$313		Not applicable
Class B	146	35		Not applicable		Not applicable
Class C	2,042	454		102		Not applicable
Class F-1	2,412	1,399		483		Not applicable
Class F-2	Not applicable	537		249		Not applicable
Class 529-A	343	310		77		$137
Class 529-B	13	3		1		1
Class 529-C	615	132		31		56
Class 529-E	40	8		4		7
Class 529-F-1	—	41		10		18
Class R-1	64	10		3		Not applicable
Class R-2	536	343		36		Not applicable
Class R-2E	1	—	*	—	*	Not applicable
Class R-3	363	154		36		Not applicable
Class R-4	123	54		25		Not applicable
Class R-5E†	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	41		38		Not applicable
Class R-6	Not applicable	6		468		Not applicable
Total class-specific expenses	$13,865	$10,342		$1,876		$219

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

Capital World Bond Fund	31

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $50,000 in the fund’s statement of operations reflects $54,000 in current fees (either paid in cash or deferred) and a net decrease of $4,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended March 31, 2016

Class A	$384,613	20,036	$47,669	2,461		$(647,163)	(33,770)	$(214,881)	(11,273)
Class B	371	19	54	3		(13,361)	(701)	(12,936)	(679)
Class C	21,592	1,144	1,077	56		(61,638)	(3,266)	(38,969)	(2,066)
Class F-1	217,407	11,419	8,218	436		(2,015,076)	(103,957)	(1,789,451)	(92,102)
Class F-2	2,015,279	103,398	16,793	860		(205,346)	(10,703)	1,826,726	93,555
Class 529-A	16,243	845	2,154	111		(29,350)	(1,530)	(10,953)	(574)
Class 529-B	61	3	3	—	[2]	(1,195)	(62)	(1,131)	(59)
Class 529-C	7,473	394	291	15		(15,401)	(814)	(7,637)	(405)
Class 529-E	836	44	94	5		(1,192)	(63)	(262)	(14)
Class 529-F-1	3,154	164	350	18		(6,951)	(364)	(3,447)	(182)
Class R-1	1,061	55	38	2		(2,781)	(147)	(1,682)	(90)
Class R-2	17,146	903	396	20		(23,869)	(1,259)	(6,327)	(336)
Class R-2E	560	30	2	—	[2]	(64)	(3)	498	27
Class R-3	18,092	945	803	41		(27,618)	(1,442)	(8,723)	(456)
Class R-4	13,133	685	818	42		(14,602)	(762)	(651)	(35)
Class R-5E3	10	1	—	—		—	—	10	1
Class R-5	21,493	1,122	1,582	82		(29,091)	(1,506)	(6,016)	(302)
Class R-6	219,394	11,404	20,527	1,061		(83,436)	(4,383)	156,485	8,082
Total net increase (decrease)	$2,957,918	152,611	$100,869	5,213		$(3,178,134)	(164,732)	$(119,347)	(6,908)

32	Capital World Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended September 30, 2015

Class A	$819,019	41,336	$159,894	8,018	$(1,318,066)	(66,824)	$(339,153)	(17,470)
Class B	1,193	60	961	48	(26,379)	(1,343)	(24,225)	(1,235)
Class C	56,416	2,888	8,990	458	(153,317)	(7,890)	(87,911)	(4,544)
Class F-1	565,853	28,847	46,485	2,346	(326,409)	(16,658)	285,929	14,535
Class F-2	218,568	11,077	23,400	1,175	(361,800)	(18,345)	(119,832)	(6,093)
Class 529-A	38,122	1,920	7,754	388	(66,827)	(3,385)	(20,951)	(1,077)
Class 529-B	206	11	88	4	(2,858)	(145)	(2,564)	(130)
Class 529-C	17,524	892	2,490	126	(34,271)	(1,756)	(14,257)	(738)
Class 529-E	2,414	123	376	19	(4,195)	(214)	(1,405)	(72)
Class 529-F-1	10,549	534	1,089	55	(11,208)	(569)	430	20
Class R-1	2,808	143	279	14	(4,523)	(231)	(1,436)	(74)
Class R-2	38,492	1,967	2,797	141	(50,466)	(2,580)	(9,177)	(472)
Class R-2E	—	—	—	—	—	—	—	—
Class R-3	42,256	2,143	3,416	171	(57,918)	(2,938)	(12,246)	(624)
Class R-4	31,418	1,591	2,537	128	(39,315)	(1,988)	(5,360)	(269)
Class R-5	41,483	2,093	4,150	208	(46,310)	(2,332)	(677)	(31)
Class R-6	674,095	34,018	37,532	1,885	(92,876)	(4,725)	618,751	31,178
Total net increase (decrease)	$2,560,416	129,643	$302,238	15,184	$(2,596,738)	(131,923)	$265,916	12,904

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $7,170,014,000 and $7,590,280,000, respectively, during the six months ended March 31, 2016.

Capital World Bond Fund	33

Financial highlights

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class A:
Six months ended 3/31/2016[4,5]	$19.21	$.19	$.60	$.79
Year ended 9/30/2015	20.49	.39	(1.20)	(.81)
Year ended 9/30/2014	20.32	.47	.13	.60
Year ended 9/30/2013	21.63	.43	(1.02)	(.59)
Year ended 9/30/2012	20.48	.51	1.08	1.59
Year ended 9/30/2011	21.03	.68	(.41)	.27
Class B:
Six months ended 3/31/2016[4,5]	19.04	.12	.59	.71
Year ended 9/30/2015	20.34	.24	(1.20)	(.96)
Year ended 9/30/2014	20.16	.32	.12	.44
Year ended 9/30/2013	21.46	.27	(1.02)	(.75)
Year ended 9/30/2012	20.35	.35	1.08	1.43
Year ended 9/30/2011	20.89	.52	(.41)	.11
Class C:
Six months ended 3/31/2016[4,5]	18.88	.11	.58	.69
Year ended 9/30/2015	20.18	.23	(1.19)	(.96)
Year ended 9/30/2014	20.01	.30	.13	.43
Year ended 9/30/2013	21.30	.26	(1.00)	(.74)
Year ended 9/30/2012	20.21	.34	1.07	1.41
Year ended 9/30/2011	20.77	.51	(.42)	.09
Class F-1:
Six months ended 3/31/2016[4,5]	19.09	.19	.60	.79
Year ended 9/30/2015	20.37	.40	(1.21)	(.81)
Year ended 9/30/2014	20.20	.47	.13	.60
Year ended 9/30/2013	21.51	.43	(1.02)	(.59)
Year ended 9/30/2012	20.37	.50	1.09	1.59
Year ended 9/30/2011	20.92	.67	(.41)	.26
Class F-2:
Six months ended 3/31/2016[4,5]	19.20	.21	.61	.82
Year ended 9/30/2015	20.48	.45	(1.21)	(.76)
Year ended 9/30/2014	20.31	.52	.14	.66
Year ended 9/30/2013	21.62	.49	(1.02)	(.53)
Year ended 9/30/2012	20.45	.56	1.10	1.66
Year ended 9/30/2011	21.01	.73	(.42)	.31
Class 529-A:
Six months ended 3/31/2016[4,5]	19.26	.18	.61	.79
Year ended 9/30/2015	20.54	.38	(1.21)	(.83)
Year ended 9/30/2014	20.37	.45	.13	.58
Year ended 9/30/2013	21.68	.42	(1.03)	(.61)
Year ended 9/30/2012	20.53	.49	1.09	1.58
Year ended 9/30/2011	21.08	.67	(.41)	.26

34	Capital World Bond Fund

Dividends and distributions
						Ratio of		Ratio of
Dividends		Total			Net assets,	expenses to		expenses to		Ratio of
(from net	Distributions	dividends	Net asset		end of	average net		average net		net income
investment	(from capital	and	value, end	Total	period	assets before		assets after		to average
income)	gains)	distributions	of period	return[2,3]	(in millions)	reimbursements		reimbursements[2]		net assets[2]

$(.15)	$—	$(.15)	$19.85	4.13%[6]	$6,381	.94%[7]		.94%[7]		1.98%[7]
(.19)	(.28)	(.47)	19.21	(4.05)	6,393	.93		.93		1.99
(.43)	—	(.43)	20.49	2.98	7,176	.90		.90		2.27
(.44)	(.28)	(.72)	20.32	(2.80)	7,384	.91		.91		2.09
(.44)	—	(.44)	21.63	7.89	8,306	.89		.89		2.43
(.82)	—	(.82)	20.48	1.32	7,868	.87		.87		3.26

(.04)	—	(.04)	19.71	3.75 [6]	23	1.72	[7]	1.72	[7]	1.21	[7]
(.06)	(.28)	(.34)	19.04	(4.77)	35	1.68		1.68		1.23
(.26)	—	(.26)	20.34	2.22	63	1.66		1.66		1.54
(.27)	(.28)	(.55)	20.16	(3.56)	92	1.67		1.67		1.32
(.32)	—	(.32)	21.46	7.09	142	1.65		1.65		1.70
(.65)	—	(.65)	20.35	.56	186	1.64		1.64		2.49

(.05)	—	(.05)	19.52	3.67 [6]	405	1.75	[7]	1.75	[7]	1.17	[7]
(.06)	(.28)	(.34)	18.88	(4.80)	431	1.73		1.73		1.19
(.26)	—	(.26)	20.18	2.17	552	1.70		1.70		1.49
(.27)	(.28)	(.55)	20.01	(3.55)	654	1.71		1.71		1.28
(.32)	—	(.32)	21.30	7.05	813	1.68		1.68		1.63
(.65)	—	(.65)	20.21	.48	822	1.66		1.66		2.47

(.08)	—	(.08)	19.80	4.13 [6]	360	.92	[7]	.92	[7]	2.01	[7]
(.19)	(.28)	(.47)	19.09	(4.05)	2,106	.91		.91		2.03
(.43)	—	(.43)	20.37	3.01	1,951	.90		.90		2.27
(.44)	(.28)	(.72)	20.20	(2.81)	1,896	.91		.91		2.09
(.45)	—	(.45)	21.51	7.91	1,849	.88		.88		2.39
(.81)	—	(.81)	20.37	1.31	1,324	.89		.89		3.24

(.20)	—	(.20)	19.82	4.29 [6]	2,691	.65	[7]	.65	[7]	2.23	[7]
(.24)	(.28)	(.52)	19.20	(3.77)	811	.65		.65		2.28
(.49)	—	(.49)	20.48	3.29	990	.61		.61		2.54
(.50)	(.28)	(.78)	20.31	(2.53)	621	.64		.64		2.35
(.49)	—	(.49)	21.62	8.23	723	.62		.62		2.67
(.87)	—	(.87)	20.45	1.52	524	.63		.63		3.50

(.14)	—	(.14)	19.91	4.10 [6]	314	1.04	[7]	1.04	[7]	1.87	[7]
(.17)	(.28)	(.45)	19.26	(4.12)	315	1.02		1.02		1.91
(.41)	—	(.41)	20.54	2.88	358	.99		.99		2.19
(.42)	(.28)	(.70)	20.37	(2.87)	372	.99		.99		2.01
(.43)	—	(.43)	21.68	7.81	401	.97		.97		2.34
(.81)	—	(.81)	20.53	1.26	344	.93		.93		3.19

See page 40 for footnotes.

Capital World Bond Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class 529-B:
Six months ended 3/31/2016[4,5]	$19.10	$.10	$.59	$.69
Year ended 9/30/2015	20.40	.22	(1.19)	(.97)
Year ended 9/30/2014	20.22	.29	.13	.42
Year ended 9/30/2013	21.52	.25	(1.03)	(.78)
Year ended 9/30/2012	20.41	.33	1.08	1.41
Year ended 9/30/2011	20.95	.50	(.41)	.09
Class 529-C:
Six months ended 3/31/2016[4,5]	19.00	.10	.60	.70
Year ended 9/30/2015	20.32	.22	(1.20)	(.98)
Year ended 9/30/2014	20.14	.29	.14	.43
Year ended 9/30/2013	21.45	.25	(1.02)	(.77)
Year ended 9/30/2012	20.35	.32	1.09	1.41
Year ended 9/30/2011	20.91	.50	(.42)	.08
Class 529-E:
Six months ended 3/31/2016[4,5]	19.14	.16	.59	.75
Year ended 9/30/2015	20.41	.34	(1.20)	(.86)
Year ended 9/30/2014	20.24	.41	.13	.54
Year ended 9/30/2013	21.55	.37	(1.02)	(.65)
Year ended 9/30/2012	20.42	.44	1.08	1.52
Year ended 9/30/2011	20.97	.61	(.41)	.20
Class 529-F-1:
Six months ended 3/31/2016[4,5]	19.16	.20	.60	.80
Year ended 9/30/2015	20.44	.42	(1.20)	(.78)
Year ended 9/30/2014	20.27	.49	.14	.63
Year ended 9/30/2013	21.58	.46	(1.02)	(.56)
Year ended 9/30/2012	20.42	.53	1.09	1.62
Year ended 9/30/2011	20.98	.71	(.42)	.29
Class R-1:
Six months ended 3/31/2016[4,5]	19.01	.12	.59	.71
Year ended 9/30/2015	20.31	.25	(1.20)	(.95)
Year ended 9/30/2014	20.14	.31	.14	.45
Year ended 9/30/2013	21.44	.28	(1.02)	(.74)
Year ended 9/30/2012	20.33	.35	1.09	1.44
Year ended 9/30/2011	20.89	.51	(.42)	.09
Class R-2:
Six months ended 3/31/2016[4,5]	19.00	.11	.59	.70
Year ended 9/30/2015	20.30	.24	(1.20)	(.96)
Year ended 9/30/2014	20.13	.30	.14	.44
Year ended 9/30/2013	21.43	.27	(1.01)	(.74)
Year ended 9/30/2012	20.33	.34	1.08	1.42
Year ended 9/30/2011	20.89	.52	(.42)	.10

36	Capital World Bond Fund

Dividends and distributions
						Ratio of		Ratio of
Dividends		Total			Net assets,	expenses to		expenses to		Ratio of
(from net	Distributions	dividends	Net asset		end of	average net		average net		net income
investment	(from capital	and	value, end	Total	period	assets before		assets after		to average
income)	gains)	distributions	of period	return[2,3]	(in millions)	reimbursements		reimbursements[2]		net assets[2]

$(.03)	$—	$(.03)	$19.76	3.61%[6]	$2	1.85%[7]		1.85%[7]		1.07%[7]
(.05)	(.28)	(.33)	19.10	(4.88)	3	1.80		1.80		1.10
(.24)	—	(.24)	20.40	2.13	6	1.78		1.78		1.42
(.24)	(.28)	(.52)	20.22	(3.68)	9	1.78		1.78		1.20
(.30)	—	(.30)	21.52	6.97	15	1.77		1.77		1.57
(.63)	—	(.63)	20.41	.46	18	1.74		1.74		2.39

(.05)	—	(.05)	19.65	3.67 [6]	125	1.82	[7]	1.82	[7]	1.10	[7]
(.06)	(.28)	(.34)	19.00	(4.91)	128	1.79		1.79		1.14
(.25)	—	(.25)	20.32	2.15	152	1.77		1.77		1.41
(.26)	(.28)	(.54)	20.14	(3.67)	165	1.77		1.77		1.22
(.31)	—	(.31)	21.45	7.00	183	1.76		1.76		1.55
(.64)	—	(.64)	20.35	.42	168	1.73		1.73		2.39

(.11)	—	(.11)	19.78	3.94 [6]	17	1.21	[7]	1.21	[7]	1.70	[7]
(.13)	(.28)	(.41)	19.14	(4.29)	16	1.21		1.21		1.72
(.37)	—	(.37)	20.41	2.69	19	1.20		1.20		1.98
(.38)	(.28)	(.66)	20.24	(3.11)	20	1.21		1.21		1.79
(.39)	—	(.39)	21.55	7.56	21	1.21		1.21		2.09
(.75)	—	(.75)	20.42	.98	18	1.21		1.21		2.91

(.17)	—	(.17)	19.79	4.19 [6]	40	.82	[7]	.82	[7]	2.10	[7]
(.22)	(.28)	(.50)	19.16	(3.92)	42	.79		.79		2.14
(.46)	—	(.46)	20.44	3.13	45	.77		.77		2.40
(.47)	(.28)	(.75)	20.27	(2.67)	39	.77		.77		2.23
(.46)	—	(.46)	21.58	8.08	37	.75		.75		2.55
(.85)	—	(.85)	20.42	1.42	31	.73		.73		3.40

(.06)	—	(.06)	19.66	3.73 [6]	13	1.68	[7]	1.68	[7]	1.24	[7]
(.07)	(.28)	(.35)	19.01	(4.74)	14	1.66		1.66		1.26
(.28)	—	(.28)	20.31	2.24	17	1.65		1.65		1.53
(.28)	(.28)	(.56)	20.14	(3.52)	17	1.64		1.64		1.35
(.33)	—	(.33)	21.44	7.14	21	1.63		1.63		1.69
(.65)	—	(.65)	20.33	.47	21	1.66		1.66		2.47

(.05)	—	(.05)	19.65	3.70 [6]	147	1.75	[7]	1.75	[7]	1.16	[7]
(.06)	(.28)	(.34)	19.00	(4.78)	149	1.70		1.70		1.23
(.27)	—	(.27)	20.30	2.19	168	1.71		1.71		1.47
(.28)	(.28)	(.56)	20.13	(3.54)	177	1.67		1.67		1.32
(.32)	—	(.32)	21.43	7.05	193	1.70		1.70		1.62
(.66)	—	(.66)	20.33	.50	185	1.72		1.64		2.48

See page 40 for footnotes.

Capital World Bond Fund	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class R-2E:
Six months ended 3/31/2016[4,5]	$19.20	$.15	$.62	$.77
Year ended 9/30/2015	20.50	.42	(1.21)	(.79)
Period from 8/29/2014 to 9/30/2014[5,10]	21.00	.04	(.54)	(.50)
Class R-3:
Six months ended 3/31/2016[4,5]	19.17	.16	.60	.76
Year ended 9/30/2015	20.45	.34	(1.21)	(.87)
Year ended 9/30/2014	20.28	.41	.13	.54
Year ended 9/30/2013	21.58	.37	(1.02)	(.65)
Year ended 9/30/2012	20.45	.44	1.08	1.52
Year ended 9/30/2011	21.00	.61	(.41)	.20
Class R-4:
Six months ended 3/31/2016[4,5]	19.21	.19	.60	.79
Year ended 9/30/2015	20.48	.40	(1.20)	(.80)
Year ended 9/30/2014	20.31	.47	.14	.61
Year ended 9/30/2013	21.62	.44	(1.03)	(.59)
Year ended 9/30/2012	20.46	.51	1.09	1.60
Year ended 9/30/2011	21.02	.68	(.42)	.26
Class R-5E:
Period from 11/20/2015 to 3/31/2016[4,5,11]	19.02	.15	.83	.98
Class R-5:
Six months ended 3/31/2016[4,5]	19.24	.22	.60	.82
Year ended 9/30/2015	20.52	.47	(1.22)	(.75)
Year ended 9/30/2014	20.35	.54	.13	.67
Year ended 9/30/2013	21.66	.50	(1.02)	(.52)
Year ended 9/30/2012	20.49	.57	1.09	1.66
Year ended 9/30/2011	21.04	.74	(.41)	.33
Class R-6:
Six months ended 3/31/2016[4,5]	19.24	.23	.59	.82
Year ended 9/30/2015	20.52	.48	(1.22)	(.74)
Year ended 9/30/2014	20.34	.54	.15	.69
Year ended 9/30/2013	21.66	.52	(1.04)	(.52)
Year ended 9/30/2012	20.48	.58	1.10	1.68
Year ended 9/30/2011	21.03	.75	(.41)	.34

	Six months
	ended
	March 31,	Year ended September 30
Portfolio turnover rate for all share classes[12]	2016[4,5,6]	2015	2014	2013	2012	2011
Including mortgage dollar roll transactions	74%	185%	205%	199%	142%	95%
Excluding mortgage dollar roll transactions	46%	106%	Not available

See Notes to Financial Statements

38	Capital World Bond Fund

Dividends and distributions
							Ratio of		Ratio of
Dividends		Total			Net assets,		expenses to		expenses to		Ratio of
(from net	Distributions	dividends	Net asset		end of		average net		average net		net income
investment	(from capital	and	value, end	Total	period		assets before		assets after		to average
income)	gains)	distributions	of period	return[2,3]	(in millions)		reimbursements		reimbursements[2]		net assets[2]

$(.14)	$—	$(.14)	$19.83	4.04%[6]	$1		1.28%[7]		1.28%[7]		1.59%[7]
(.23)	(.28)	(.51)	19.20	(3.94)[8]	—	[9]	.78	[8]	.78	[8]	2.13	[8]
—	—	—	20.50	(2.38)[6,8]	—	[9]	.06	[6,8]	.06	[6,8]	.17	[6,8]

(.11)	—	(.11)	19.82	3.96 [6]	147		1.24	[7]	1.24	[7]	1.67	[7]
(.13)	(.28)	(.41)	19.17	(4.34)	151		1.22		1.22		1.71
(.37)	—	(.37)	20.45	2.67	174		1.21		1.21		1.97
(.37)	(.28)	(.65)	20.28	(3.06)	184		1.21		1.21		1.79
(.39)	—	(.39)	21.58	7.54	206		1.21		1.21		2.10
(.75)	—	(.75)	20.45	.98	202		1.21		1.21		2.92

(.16)	—	(.16)	19.84	4.13 [6]	102		.89	[7]	.89	[7]	2.03	[7]
(.19)	(.28)	(.47)	19.21	(3.96)	100		.88		.88		2.05
(.44)	—	(.44)	20.48	3.02	112		.87		.87		2.30
(.44)	(.28)	(.72)	20.31	(2.78)	108		.88		.88		2.12
(.44)	—	(.44)	21.62	7.96	115		.87		.87		2.45
(.82)	—	(.82)	20.46	1.26	117		.88		.88		3.25

(.16)	—	(.16)	19.84	5.17 [6]	—	[9]	.25	[6]	.25	[6]	.78	[6]

(.20)	—	(.20)	19.86	4.30 [6]	151		.59	[7]	.59	[7]	2.33	[7]
(.25)	(.28)	(.53)	19.24	(3.71)	152		.58		.58		2.35
(.50)	—	(.50)	20.52	3.32	162		.57		.57		2.62
(.51)	(.28)	(.79)	20.35	(2.47)	189		.57		.57		2.42
(.49)	—	(.49)	21.66	8.24	219		.57		.57		2.72
(.88)	—	(.88)	20.49	1.61	174		.58		.58		3.55

(.21)	—	(.21)	19.85	4.29 [6]	2,001		.53	[7]	.53	[7]	2.38	[7]
(.26)	(.28)	(.54)	19.24	(3.66)	1,783		.53		.53		2.42
(.51)	—	(.51)	20.52	3.44	1,262		.52		.52		2.63
(.52)	(.28)	(.80)	20.34	(2.47)	727		.52		.52		2.51
(.50)	—	(.50)	21.66	8.33	398		.52		.52		2.76
(.89)	—	(.89)	20.48	1.62	280		.53		.53		3.60

See page 40 for footnotes.

Capital World Bond Fund	39

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Unaudited.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class R-2E shares were offered beginning August 29, 2014.
[11]	Class R-5E shares were offered beginning November 20, 2015.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.

40	Capital World Bond Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2015, through March 31, 2016).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Capital World Bond Fund	41

	Beginning account value 10/1/2015	Ending account value 3/31/2016	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$1,041.33	$4.80	.94%
Class A - assumed 5% return	1,000.00	1,020.30	4.75	.94
Class B - actual return	1,000.00	1,037.48	8.76	1.72
Class B - assumed 5% return	1,000.00	1,016.40	8.67	1.72
Class C - actual return	1,000.00	1,036.73	8.91	1.75
Class C - assumed 5% return	1,000.00	1,016.25	8.82	1.75
Class F-1 - actual return	1,000.00	1,041.34	4.70	.92
Class F-1 - assumed 5% return	1,000.00	1,020.40	4.65	.92
Class F-2 - actual return	1,000.00	1,042.87	3.32	.65
Class F-2 - assumed 5% return	1,000.00	1,021.75	3.29	.65
Class 529-A - actual return	1,000.00	1,040.97	5.31	1.04
Class 529-A - assumed 5% return	1,000.00	1,019.80	5.25	1.04
Class 529-B - actual return	1,000.00	1,036.10	9.42	1.85
Class 529-B - assumed 5% return	1,000.00	1,015.75	9.32	1.85
Class 529-C - actual return	1,000.00	1,036.66	9.27	1.82
Class 529-C - assumed 5% return	1,000.00	1,015.90	9.17	1.82
Class 529-E - actual return	1,000.00	1,039.38	6.17	1.21
Class 529-E - assumed 5% return	1,000.00	1,018.95	6.11	1.21
Class 529-F-1 - actual return	1,000.00	1,041.88	4.19	.82
Class 529-F-1 - assumed 5% return	1,000.00	1,020.90	4.14	.82
Class R-1 - actual return	1,000.00	1,037.26	8.56	1.68
Class R-1 - assumed 5% return	1,000.00	1,016.60	8.47	1.68
Class R-2 - actual return	1,000.00	1,037.03	8.91	1.75
Class R-2 - assumed 5% return	1,000.00	1,016.25	8.82	1.75
Class R-2E - actual return	1,000.00	1,040.44	6.53	1.28
Class R-2E - assumed 5% return	1,000.00	1,018.60	6.46	1.28
Class R-3 - actual return	1,000.00	1,039.62	6.32	1.24
Class R-3 - assumed 5% return	1,000.00	1,018.80	6.26	1.24
Class R-4 - actual return	1,000.00	1,041.28	4.54	.89
Class R-4 - assumed 5% return	1,000.00	1,020.55	4.50	.89
Class R-5E - actual return†	1,000.00	1,051.72	2.63	.71
Class R-5E - assumed 5% return†	1,000.00	1,021.45	3.59	.71
Class R-5 - actual return	1,000.00	1,043.03	3.01	.59
Class R-5 - assumed 5% return	1,000.00	1,022.05	2.98	.59
Class R-6 - actual return	1,000.00	1,042.94	2.71	.53
Class R-6 - assumed 5% return	1,000.00	1,022.35	2.68	.53

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on November 20, 2015. The “assumed 5% return” line is based on 183 days.

42	Capital World Bond Fund

Approval of Investment Advisory and Service Agreement

Capital World Bond Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for a one-year term through April 30, 2017. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing over the long term a high level of total return consistent with prudent investment management. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through October 31, 2015. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper Global Income

Capital World Bond Fund	43

Funds Average and the Barclays Global Aggregate Index. They noted that the investment results of the fund were in line with the results of the Lipper average for the lifetime period (although below the results of the Lipper average for the year-to-date, one-year, three-year, five-year, and 10-year periods), and above the results of the Barclays index for the three-year, five-year, 10-year, and lifetime periods (although below the results of the Barclays index for the year-to-date and one-year periods). They also noted that the Lipper category included funds with a broad range of mandates, certain of which were not very similar to those of the fund. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees generally compared favorably to those of the other similar funds included in the Lipper Global Income Funds category, and its total expenses were in line with the median of such funds. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

44	Capital World Bond Fund

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Capital World Bond Fund	45

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Capital World Bond Fund	47

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Capital World Bond Fund	51

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	Capital World Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2016, portfolio of Capital World Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital World Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital World Bond Fund®
Investment portfolio
March 31, 2016
unaudited
Bonds, notes & other debt instruments 93.92% Euros 12.22%	Principal amount (000)	Value (000)
Allianz SE, 5.625% 2042	€4,500	$6,022
Allianz SE, 4.75% (undated)	24,900	30,779
Assicurazioni Generali SPA 7.75% 2042	5,300	7,268
Assicurazioni Generali SPA 10.125% 2042	6,000	8,942
Aviva PLC 6.125% 2043	13,750	17,621
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024	28,700	33,644
Barclays Bank PLC 4.00% 2019[1]	5,450	7,069
Barclays Bank PLC 6.625% 2022	4,750	6,401
Belgium (Kingdom of), Series 68, 2.25% 2023	7	9
Belgium (Kingdom of), Series 74, 0.80% 2025	18,600	21,993
Belgium (Kingdom of), Series 77, 1.00% 2026	115,300	137,547
BNP Paribas 2.875% 2026[2]	25,275	29,324
BPCE SA group 4.625% 2023	6,000	7,942
CaixaBank, SA 5.00% 2023	19,100	22,331
Canadian Government 3.50% 2020	7,000	9,095
Finland (Republic of) 0.50% 2026	6,000	6,865
France Télécom 5.625% 2018	1,500	1,910
France Télécom 3.125% 2024	4,300	5,694
French Government O.A.T. Eurobond 1.75% 2024	87,150	111,909
French Government O.A.T. Eurobond 0.50% 2026	31,000	35,301
French Government O.A.T. Eurobond 3.25% 2045	11,100	18,279
German Government 0.10% 2023[3]	53,925	65,936
German Government 1.50% 2024	5,800	7,448
German Government 0.50% 2025	20,677	24,499
German Government 2.50% 2044	19,200	31,177
German Government 2.50% 2046	67,250	110,575
Greek Government 4.75% 2019	2,100	2,134
Greek Government 3.00%/3.65% 2023[4]	195	161
Greek Government 3.00%/3.65% 2024[4]	195	158
Greek Government 3.00%/3.65% 2025[4]	195	155
Greek Government 3.00%/3.65% 2026[4]	195	151
Greek Government 3.00%/3.65% 2027[4]	195	147
Greek Government 3.00%/3.65% 2028[4]	195	144
Greek Government 3.00%/3.65% 2029[4]	195	141
Greek Government 3.00%/3.65% 2030[4]	195	139
Greek Government 3.00%/3.65% 2031[4]	195	136
Greek Government 3.00%/3.65% 2032[4]	195	134
Greek Government 3.00%/3.65% 2033[4]	195	131
Greek Government 3.00%/3.65% 2034[4]	195	128
Greek Government 3.00%/3.65% 2035[4]	195	128
Greek Government 3.00%/3.65% 2036[4]	195	127
Greek Government 3.00%/3.65% 2037[4]	195	124
Greek Government 3.00%/3.65% 2038[4]	195	126
Greek Government 3.00%/3.65% 2039[4]	195	125
Greek Government 3.00%/3.65% 2040[4]	195	125
Greek Government 3.00%/3.65% 2041[4]	195	125
Greek Government 3.00%/3.65% 2042[4]	195	125
Capital World Bond Fund — Page 1 of 25

unaudited
Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 3.375% 2024	€7,600	$8,895
Hungarian Government 5.75% 2018	29,190	36,920
Hungarian Government 6.00% 2019	22,105	28,675
Hungarian Government 3.875% 2020	2,000	2,540
Imperial Tobacco Finance PLC 5.00% 2019	12,425	16,489
Indonesia (Republic of) 3.375% 2025	1,400	1,596
Intesa Sanpaolo SpA 6.625% 2023	22,185	30,338
Irish Government 4.50% 2020	21,400	28,837
Irish Government 3.90% 2023	47,220	66,908
Irish Government 3.40% 2024	30,770	42,861
Irish Government 1.00% 2026	8,600	10,043
Irish Government 2.40% 2030	9,975	13,239
Irish Government 2.00% 2045	12,100	14,813
Italian Government 1.45% 2022	34,075	40,694
Italian Government 5.50% 2022	8,200	12,163
Italian Government 4.75% 2023	16,900	24,620
Italian Government 4.50% 2024	16,350	23,600
Italian Government 1.50% 2025	27,200	31,932
Italian Government 3.50% 2030	30,910	43,274
Italian Government 3.25% 2046	1,300	1,768
Lloyds Banking Group PLC 6.50% 2020	4,850	6,496
Merrill Lynch & Co., Inc. 4.625% 2018	17,536	21,725
Netherlands Government Eurobond 2.25% 2022	18,300	23,975
Netherlands Government Eurobond 2.00% 2024	14,175	18,666
NN Group NV, 4.625% 2044	10,425	12,294
NN Group NV, 4.50% (undated)	32,580	36,103
Orange SA 4.25% (undated)	5,700	6,713
Orange SA 5.00% (undated)	11,200	13,275
Rabobank Nederland 3.875% 2023	22,000	28,302
Spanish Government 5.40% 2023	59,150	87,594
Spanish Government 1.95% 2026	23,900	28,497
Spanish Government 5.15% 2028	15,920	25,005
Svenska Handelsbanken AB 2.656% 2024	16,225	19,149
		1,578,443
Japanese yen 7.61%
Japanese Government, Series 113, 0.30% 2018	¥4,740,000	42,611
Japanese Government, Series 312, 1.20% 2020	1,475,000	13,978
Japanese Government, Series 315, 1.20% 2021	4,987,800	47,597
Japanese Government, Series 326, 0.70% 2022	9,825,000	92,599
Japanese Government, Series 325, 0.80% 2022	1,100,000	10,412
Japanese Government, Series 17, 0.10% 2023[3]	2,855,060	26,314
Japanese Government, Series 329, 0.80% 2023	7,500,000	71,388
Japanese Government, Series 18, 0.10% 2024[3]	22,707,040	209,184
Japanese Government, Series 19, 0.10% 2024[3]	12,953,685	121,233
Japanese Government, Series 337, 0.30% 2024	1,000,000	9,215
Japanese Government, Series 336, 0.50% 2024	5,655,000	52,997
Japanese Government, Series 20, 0.10% 2025[3]	2,915,350	27,310
Japanese Government, Series 340, 0.40% 2025	2,150,000	19,979
Japanese Government, Series 116, 2.20% 2030	4,260,000	48,780
Japanese Government, Series 145, 1.70% 2033	4,405,000	48,355
Japanese Government, Series 150, 1.40% 2034	2,190,000	23,056
Capital World Bond Fund — Page 2 of 25

unaudited
Bonds, notes & other debt instruments Japanese yen (continued)	Principal amount (000)	Value (000)
Japanese Government, Series 42, 1.70% 2044	¥9,515,000	$109,968
Japanese Government, Series 47, 1.60% 2045	685,000	7,815
		982,791
Danish kroner 4.40%
Nordea Kredit 2.00% 2037[1]	DKr383,178	58,046
Nykredit Realkredit AS, Series 01E, 2.00% 2037[1]	1,662,555	251,776
Nykredit Realkredit AS, Series 01E, 2.50% 2037[1]	481,884	74,750
Nykredit Realkredit AS, Series 01E, 2.50% 2047[1]	134,223	20,235
Realkredit Danmark AS, Series 22S, 2.00% 2037[1]	999,534	150,689
Realkredit Danmark AS, Series 22S, 2.50% 2037[1]	87,131	13,545
		569,041
Mexican pesos 3.98%
América Móvil, SAB de CV 8.46% 2036	MXN15,000	846
Red de Carreteras de Occidente 9.00% 2028[1]	36,950	2,172
United Mexican States Government 4.00% 2019[3]	326,740	20,040
United Mexican States Government 5.00% 2019	365,000	21,071
United Mexican States Government 2.50% 2020[3]	54,457	3,178
United Mexican States Government 2.00% 2022[3]	108,914	6,080
United Mexican States Government 4.00% 2040[3]	276,640	16,976
United Mexican States Government, Series M, 6.25% 2016	307,500	17,886
United Mexican States Government, Series M, 5.00% 2017	357,500	20,932
United Mexican States Government, Series M, 6.50% 2021	3,267,500	198,829
United Mexican States Government, Series M20, 10.00% 2024	1,208,400	89,927
United Mexican States Government, Series M, 5.75% 2026	1,532,500	87,530
United Mexican States Government, Series M30, 10.00% 2036	280,000	22,423
United Mexican States Government, Series M, 7.75% 2042	102,500	6,696
		514,586
British pounds 3.46%
Apple Inc. 3.05% 2029	£2,000	2,983
Aviva PLC, subordinated 6.875% 2058	8,730	13,682
AXA SA, junior subordinated 5.453% (undated)	6,095	8,579
Bank of Scotland PLC 9.375% 2021	4,160	7,514
Barclays Bank PLC 10.00% 2021	6,300	11,367
Deutsche Telekom International Finance BV 6.50% 2022	3,746	6,694
Electricité de France SA 6.00% 2114	1,400	2,519
France Télécom 5.375% 2050	1,550	2,814
Lloyds Banking Group PLC 7.625% 2025	2,875	5,194
Lloyds TSB Bank PLC 10.75% 2021	1,025	1,560
National Grid Transco PLC 4.00% 2027	2,700	4,351
Nestlé Finance International Ltd. 2.25% 2023	1,000	1,488
RSA Insurance Group PLC 9.375% 2039	6,583	11,081
United Kingdom 1.00% 2017	35,775	51,831
United Kingdom 1.75% 2019	30,625	45,636
United Kingdom 2.00% 2020	11,150	16,865
United Kingdom 3.75% 2020	4,250	6,924
United Kingdom 1.75% 2022	28,350	42,551
United Kingdom 2.25% 2023	52,050	80,453
United Kingdom 3.25% 2044	64,120	110,307
United Kingdom 3.50% 2045	6,000	10,826
Wal-Mart Stores, Inc. 5.625% 2034	1,000	1,903
		447,122
Capital World Bond Fund — Page 3 of 25

unaudited
Bonds, notes & other debt instruments Hungarian forints 3.18%	Principal amount (000)	Value (000)
Hungarian Government, Series 18/A, 5.50% 2018	HUF1,520,000	$6,113
Hungarian Government, Series 19/A, 6.50% 2019	22,538,190	94,448
Hungarian Government, Series 20/B, 3.50% 2020	7,621,650	29,610
Hungarian Government, Series 20/A, 7.50% 2020	45,280,770	204,435
Hungarian Government, Series 22/A, 7.00% 2022	3,773,200	17,421
Hungarian Government, Series 23/A, 6.00% 2023	10,785,700	48,307
Hungarian Government, Series 25/B, 5.50% 2025	2,231,260	9,893
		410,227
Polish zloty 2.77%
Polish Government 2.75% 2023[3]	PLN17,379	5,088
Polish Government, Series 1017, 5.25% 2017	128,100	36,384
Polish Government, Series 1020, 5.25% 2020	257,750	79,027
Polish Government, Series 0421, 2.00% 2021	144,000	38,348
Polish Government, Series 1021, 5.75% 2021	154,770	49,225
Polish Government, Series 0922, 5.75% 2022	272,555	87,990
Polish Government, Series 102, 4.00% 2023	118,630	35,039
Polish Government, Series 0725, 3.25% 2025	97,750	27,343
		358,444
Malaysian ringgits 1.42%
Malaysian Government, Series 0515, 3.759% 2019	MYR75,050	19,520
Malaysian Government, Series 0315, 3.659% 2020	392,000	101,496
Malaysian Government, Series 0215, 3.795% 2022	45,500	11,726
Malaysian Government, Series 0114, 4.181% 2024	3,600	943
Malaysian Government, Series 0415, 3.99% 2025	11,500	2,930
Malaysian Government, Series 0310, 4.498% 2030	179,300	47,493
		184,108
Indian rupees 1.32%
India (Republic of) 7.28% 2019	INR2,249,600	33,892
India (Republic of) 8.83% 2023	4,604,600	73,816
India (Republic of) 8.60% 2028	2,566,500	40,940
India (Republic of) 9.20% 2030	1,290,900	21,574
		170,222
Colombian pesos 0.78%
Colombia (Republic of), Series B, 7.50% 2026	COP115,250,000	36,817
Colombia (Republic of), Series B, 10.00% 2024	124,144,700	46,516
Colombia (Republic of), Series B, 6.00% 2028	60,731,000	16,818
Colombia (Republic of), Series B, 7.75% 2030	2,830,400	894
		101,045
South African rand 0.51%
South Africa (Republic of), Series R-208, 6.75% 2021	ZAR175,650	10,981
South Africa (Republic of), Series R-2023, 7.75% 2023	320,240	20,364
South Africa (Republic of), Series R-214, 6.50% 2041	727,000	34,147
		65,492
Norwegian kroner 0.37%
Norwegian Government 2.00% 2023	NKr109,100	14,213
Norwegian Government 3.00% 2024	241,450	33,662
		47,875
Capital World Bond Fund — Page 4 of 25

unaudited
Bonds, notes & other debt instruments Turkish lira 0.31%	Principal amount (000)	Value (000)
Turkey (Republic of) 10.50% 2020	TRY54,250	$19,859
Turkey (Republic of) 2.80% 2023[3]	3,565	1,284
Turkey (Republic of) 2.00% 2024[3]	10,270	3,481
Turkey (Republic of) 9.00% 2024	25,300	8,633
Turkey (Republic of) 2.00% 2025[3]	21,226	7,167
		40,424
Australian dollars 0.19%
Queensland Treasury Corp., Series 24, 5.75% 2024	A$25,625	23,911
Swedish kronor 0.11%
Swedish Government, Series 105, 3.50% 2022	SKr91,980	13,647
Brazilian reais 0.10%
Brazil (Federal Republic of) 10.00% 2017	BRL6,900	1,875
Brazil (Federal Republic of) 10.00% 2019	7,000	1,806
Brazil (Federal Republic of) 10.00% 2025	29,000	6,540
Brazilian Treasury Bill 0% 2018	10,000	2,092
		12,313
Indonesian rupiah 0.05%
Indonesia (Republic of) 7.875% 2019	IDR5,200,000	396
Indonesia (Republic of) 8.375% 2034	86,865,000	6,649
		7,045
Ghana cedi 0.04%
Ghana Government Bond 23.00% 2017	GHS8,730	2,262
Ghana Government Bond 25.48% 2017	6,720	1,779
Ghana Government Bond 21.00% 2020	5,620	1,360
		5,401
Philippine pesos 0.01%
Philippines (Republic of) 4.95% 2021	PHP23,000	514
Philippines (Republic of) 6.25% 2036	40,000	971
		1,485
Canadian dollars 0.01%
Rogers Communications Inc. 5.80% 2016	C$1,750	1,357
U.S. dollars 51.08%
ABB Finance (USA) Inc. 1.625% 2017	$2,000	2,012
ABB Finance (USA) Inc. 2.875% 2022	2,000	2,061
AbbVie Inc. 1.80% 2018	2,700	2,720
AbbVie Inc. 2.50% 2020	15,915	16,228
AbbVie Inc. 2.90% 2022	7,860	8,013
AbbVie Inc. 3.20% 2022	1,335	1,383
AbbVie Inc. 3.60% 2025	16,200	17,045
AbbVie Inc. 4.50% 2035	4,065	4,238
AbbVie Inc. 4.70% 2045	3,555	3,797
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[5]	2,000	2,245
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[5]	19,735	19,616
ACE INA Holdings Inc. 2.30% 2020	855	870
Capital World Bond Fund — Page 5 of 25

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.875% 2022	$2,310	$2,386
ACE INA Holdings Inc. 3.35% 2026	2,300	2,404
ACE INA Holdings Inc. 4.35% 2045	3,040	3,323
Actavis Funding SCS 2.35% 2018	13,615	13,781
Actavis Funding SCS 3.00% 2020	13,360	13,780
Actavis Funding SCS 3.45% 2022	7,970	8,288
Actavis Funding SCS 3.80% 2025	23,230	24,219
Actavis Funding SCS 4.55% 2035	15,180	15,747
Actavis Funding SCS 4.75% 2045	8,440	8,976
AECOM Technology Corp. 5.875% 2024	1,225	1,274
AerCap Holdings NV 3.75% 2019	150	150
AES Corp. 5.50% 2025	2,800	2,716
Aleris International, Inc. 9.50% 2021[5]	925	945
Alexandria Real Estate Equities, Inc. 2.75% 2020	790	790
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,350	1,368
Alexandria Real Estate Equities, Inc. 4.50% 2029	300	303
Altria Group, Inc. 2.625% 2020	8,200	8,486
Altria Group, Inc. 9.95% 2038	2,500	4,411
Altria Group, Inc. 4.50% 2043	8,500	9,172
Altria Group, Inc. 5.375% 2044	2,250	2,761
American Campus Communities, Inc. 3.35% 2020	2,000	2,046
American Campus Communities, Inc. 3.75% 2023	11,360	11,514
American Campus Communities, Inc. 4.125% 2024	6,130	6,325
American Electric Power Co. 1.65% 2017	2,960	2,944
American Energy (Marcellus), Term Loan B, 5.25% 2020[1,2,6]	3,150	567
American Energy (Marcellus), Term Loan A, 8.50% 2021[1,2,6]	1,650	74
American Energy (Permian Basin) 7.125% 2020[5]	2,025	618
American Energy (Permian Basin) 7.375% 2021[5]	1,225	380
American Express Co. 1.55% 2018	8,750	8,725
Amgen Inc. 2.125% 2020	2,400	2,433
Amgen Inc. 2.70% 2022	1,020	1,041
Anadarko Petroleum Corp. 5.95% 2016	2,250	2,287
Anadarko Petroleum Corp. 4.85% 2021	265	270
Anadarko Petroleum Corp. 5.55% 2026	885	896
Anadarko Petroleum Corp. 6.60% 2046	775	794
Anheuser-Busch InBev NV 3.30% 2023	10,945	11,392
Anheuser-Busch InBev NV 3.65% 2026	26,355	27,750
Anheuser-Busch InBev NV 4.70% 2036	11,315	12,255
Anheuser-Busch InBev NV 4.90% 2046	15,535	17,400
APT Pipelines Ltd. 4.20% 2025[5]	1,090	1,066
ArcelorMittal 6.50% 2021	600	594
ArcelorMittal 6.125% 2025	675	628
ArcelorMittal 7.75% 2041	10,570	9,090
Argentina (Republic of) 7.00% 2017	4,880	4,933
Argentina (Republic of) 8.75% 2017[7]	750	769
Argentina (Republic of) 8.75% 2024[1]	740	776
Argentina (Republic of) 8.28% 2033[1,7,8]	1,437	1,453
Argentina (Republic of) 0.00% 2035	3,955	424
Armenia (Republic of) 7.15% 2025[5]	10,920	10,804
Ashland Inc. 4.75% 2022	885	903
Ashtead Capital Inc. 6.50% 2022[5]	400	427
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	11,675	8,873
AstraZeneca PLC 3.375% 2025	3,590	3,725
AT&T Inc. 2.45% 2020	6,155	6,228
AT&T Inc. 2.80% 2021	17,575	18,016
Capital World Bond Fund — Page 6 of 25

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
AT&T Inc. 3.00% 2022	$15,425	$15,679
AT&T Inc. 8.25% 2031	1,441	1,980
AT&T Inc. 4.50% 2035	4,160	4,122
AT&T Inc. 4.30% 2042	2,761	2,538
AT&T Inc. 4.35% 2045	558	515
AT&T Inc. 4.75% 2046	4,104	4,020
AT&T Inc. 5.65% 2047	1,063	1,178
Autoridad del Canal de Panama 4.95% 2035[1,5]	3,200	3,377
AvalonBay Communities, Inc. 3.625% 2020	1,450	1,516
AvalonBay Communities, Inc. 2.85% 2023	2,875	2,865
AXA SA 8.60% 2030	18,550	24,486
Ball Corp. 4.375% 2020	1,350	1,402
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[1,2]	718	718
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.543% 2049[1,2]	900	922
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 5.808% 2051[1,2]	3,020	3,136
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.219% 2051[1,2]	1,765	1,858
Bank of America Corp. 3.75% 2016	220	222
Bank of America Corp. 2.625% 2020	9,875	9,959
Bank of America Corp. 3.875% 2025	13,920	14,511
Bank of America Corp. 4.45% 2026	1,590	1,645
Bank of America Corp., Series L, 3.95% 2025	4,305	4,296
Barclays Bank PLC 3.65% 2025	14,855	13,961
Baxalta Inc. 4.00% 2025[5]	8,760	8,923
Bayer AG 3.375% 2024[5]	3,720	3,928
BBVA Bancomer SA 6.50% 2021[5]	1,455	1,597
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[1,2]	1,680	1,745
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[1,2]	2,375	2,485
Becton, Dickinson and Co. 1.80% 2017	3,850	3,868
Becton, Dickinson and Co. 2.675% 2019	3,195	3,279
Becton, Dickinson and Co. 3.734% 2024	14,670	15,653
Becton, Dickinson and Co. 4.685% 2044	4,225	4,583
Berkshire Hathaway Energy Co. 3.50% 2025	1,370	1,449
Berkshire Hathaway Inc. 4.50% 2043	2,900	3,177
Bermuda Government 5.603% 2020[5]	3,735	4,137
Bermuda Government 5.603% 2020	1,800	1,993
Bermuda Government 4.138% 2023[5]	4,900	4,998
Bermuda Government 4.854% 2024[5]	17,675	18,626
BHP Billiton Finance Ltd. 6.25% 2075[5]	1,400	1,414
BHP Billiton Finance Ltd. 6.75% 2075[5]	3,290	3,294
Biogen Inc. 2.90% 2020	4,625	4,767
Biogen Inc. 3.625% 2022	1,505	1,595
Biogen Inc. 4.05% 2025	7,545	8,082
Biogen Inc. 5.20% 2045	4,680	5,213
Boardwalk Pipeline Partners 3.375% 2023	2,000	1,691
Boardwalk Pipelines, LP 4.95% 2024	2,100	1,925
BPCE SA group 5.70% 2023[5]	26,555	28,217
BPCE SA group 4.50% 2025[5]	9,545	9,472
BPCE SA group 4.875% 2026[5]	5,000	4,968
Brandywine Operating Partnership, LP 5.70% 2017	15	16
Brandywine Operating Partnership, LP 3.95% 2023	750	745
Brazil (Federal Republic of) Global 4.25% 2025	4,045	3,710
Brazil (Federal Republic of) Global 7.125% 2037	1,925	1,954
British American Tobacco International Finance PLC 9.50% 2018[5]	7,485	8,914
British American Tobacco International Finance PLC 2.75% 2020[5]	2,350	2,419
British American Tobacco International Finance PLC 3.50% 2022[5]	1,705	1,816
Capital World Bond Fund — Page 7 of 25

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
British American Tobacco International Finance PLC 3.95% 2025[5]	$2,350	$2,577
Builders Firstsource 7.625% 2021[5]	3,650	3,810
Cablevision Systems Corp. 6.75% 2021	3,300	3,397
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,547
Canadian Natural Resources Ltd. 3.80% 2024	425	382
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[5]	4,315	4,414
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[5]	2,715	2,847
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[5]	3,000	3,170
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[5]	4,925	5,110
Celgene Corp. 3.625% 2024	2,210	2,289
Celgene Corp. 3.875% 2025	8,545	9,001
Celgene Corp. 4.625% 2044	665	680
Celgene Corp. 5.00% 2045	660	717
CEMEX Finance LLC 9.375% 2022[5]	1,635	1,817
Cenovus Energy Inc. 3.00% 2022	1,312	1,169
Cenovus Energy Inc. 3.80% 2023	2,880	2,593
Centene Corp. 5.625% 2021[5]	950	993
Centene Corp. 4.75% 2022	6,250	6,344
Centene Corp. 6.125% 2024[5]	525	554
CenterPoint Energy Resources Corp. 4.50% 2021	3,225	3,436
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[1]	2,225	2,424
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	6,550	6,517
CEVA Group PLC 7.00% 2021[5]	3,550	2,849
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[1,2,6]	969	808
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,6]	1,001	835
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,6]	173	144
CEVA Group PLC, Term Loan B, 6.50% 2021[1,2,6]	1,381	1,152
Chemours Co. 6.625% 2023[5]	4,872	3,995
Chemours Co. 7.00% 2025[5]	2,845	2,294
Chesapeake Energy Corp. 4.875% 2022	2,000	680
Chevron Corp. 1.961% 2020	8,110	8,226
CIT Group Inc. 3.875% 2019	8,650	8,650
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A-1, 1.199% 2047[1]	1,438	1,428
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[1]	6,176	6,218
Citigroup Inc. 1.70% 2018	1,818	1,813
Citigroup Inc. 2.15% 2018	8,432	8,481
Citigroup Inc. 2.55% 2019	13,535	13,750
Citigroup Inc. 2.70% 2021	1,050	1,059
Citigroup Inc. 3.70% 2026	19,928	20,502
Citigroup Inc. 4.60% 2026	2,245	2,307
Citigroup Inc. 4.45% 2027	2,540	2,563
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[1]	3,304	3,325
City of Buenos Aires Argentina 8.95% 2021[1]	2,580	2,780
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	2,425	2,237
CMS Energy Corp. 8.75% 2019	1,312	1,587
CMS Energy Corp. 5.05% 2022	1,458	1,634
CMS Energy Corp. 3.875% 2024	480	509
CMS Energy Corp. 4.70% 2043	1,900	1,977
CMS Energy Corp. 4.875% 2044	3,146	3,359
CoBank, ACB 7.875% 2018[5]	430	431
CoBank, ACB 1.234% 2022[2,5]	2,525	2,380
Colbun SA 6.00% 2020[5]	5,150	5,666
Colbun SA 4.50% 2024[5]	1,800	1,847
Colombia (Republic of) Global 4.50% 2026	7,000	7,184
Columbia Pipeline Partners LP 2.45% 2018[5]	2,700	2,675
Capital World Bond Fund — Page 8 of 25

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Columbia Pipeline Partners LP 3.30% 2020[5]	$395	$393
Columbia Pipeline Partners LP 4.50% 2025[5]	490	488
Columbia Pipeline Partners LP 5.80% 2045[5]	770	783
Comcast Corp. 3.15% 2026	2,610	2,721
Comcast Corp. 6.40% 2038	1,750	2,336
Comcast Corp. 4.75% 2044	1,545	1,747
Comision Federal de Electricidad 4.875% 2024[5]	3,500	3,614
Comision Federal de Electricidad 6.125% 2045[5]	3,700	3,691
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[1]	4,213	4,274
Commercial Mortgage Trust, Series 2014-UBS2, Class A-1, 1.298% 2047[1]	2,714	2,692
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.813% 2049[1,2]	385	398
Communications Sales & Leasing, Inc. 6.00% 2023[5]	3,325	3,242
Communications Sales & Leasing, Inc. 8.25% 2023	3,122	2,911
ConocoPhillips 4.20% 2021	1,240	1,295
ConocoPhillips 4.95% 2026	275	288
ConocoPhillips 5.95% 2046	1,360	1,462
CONSOL Energy Inc. 5.875% 2022	5,675	4,118
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[1]	174	178
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	155	166
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	1,478	1,603
ConvaTec Finance International SA 8.25% 2019[5,8]	4,145	4,122
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[1,5]	8,820	9,074
Corporate Office Properties LP 5.25% 2024	325	335
Corporate Office Properties LP 5.00% 2025	120	121
Corporate Office Properties Trust 3.60% 2023	1,610	1,515
Corporate Risk Holdings LLC 9.50% 2019[5]	4,059	3,470
Corporate Risk Holdings LLC 13.50% 2020[5,8,9]	547	509
Costa Rica (Republic of) 4.25% 2023	2,530	2,321
Costa Rica (Republic of) 4.375% 2025	400	352
Credit Agricole SA 4.375% 2025[5]	9,875	9,696
Credit Suisse Group AG 3.80% 2022	2,500	2,492
Crescent Resources 10.25% 2017[5]	2,600	2,584
CRH America, Inc. 3.875% 2025[5]	3,000	3,132
CRH America, Inc. 5.125% 2045[5]	3,000	3,079
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[1]	6,241	6,281
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[1]	5,008	5,052
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[1,2]	2,212	2,283
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.587% 2049[1,2]	840	860
CVS Caremark Corp. 1.90% 2018	1,900	1,929
CVS Caremark Corp. 2.80% 2020	1,900	1,975
CVS Caremark Corp. 3.50% 2022	1,900	2,041
CVS Caremark Corp. 5.125% 2045	3,700	4,305
DAE Aviation Holdings, Inc. 10.00% 2023[5]	1,005	965
DaimlerChrysler North America Holding Corp. 2.40% 2017[5]	2,500	2,529
DaimlerChrysler North America Holding Corp. 2.375% 2018[5]	4,000	4,066
DaimlerChrysler North America Holding Corp. 2.25% 2020[5]	11,700	11,783
DaimlerChrysler North America Holding Corp. 2.875% 2021[5]	9,950	10,181
DaimlerChrysler North America Holding Corp. 3.30% 2025[5]	2,000	2,043
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	12,057
DaVita HealthCare Partners Inc. 5.00% 2025	2,635	2,615
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[1,5]	263	264
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[1,5]	1,500	1,693
DCP Midstream Operating LP 4.95% 2022	1,725	1,520
DCT Industrial Trust Inc. 4.50% 2023	3,135	3,221
DDR Corp. 3.625% 2025	1,770	1,716
Capital World Bond Fund — Page 9 of 25

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Denbury Resources Inc. 4.625% 2023	$4,725	$2,008
Deutsche Telekom International Finance BV 3.125% 2016[5]	2,715	2,716
Deutsche Telekom International Finance BV 9.25% 2032	11,340	17,548
Developers Diversified Realty Corp. 7.50% 2017	3,260	3,435
Developers Diversified Realty Corp. 4.75% 2018	475	494
Developers Diversified Realty Corp. 7.875% 2020	4,170	5,017
Devon Energy Corp. 3.25% 2022	810	686
Devon Energy Corp. 5.00% 2045	1,000	749
Diamond Offshore Drilling, Inc. 4.875% 2043	8,280	5,486
Digicel Group Ltd. 8.25% 2020[5]	11,075	9,566
Digicel Group Ltd. 6.00% 2021[5]	1,775	1,597
Digicel Group Ltd. 7.125% 2022[5]	2,175	1,702
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.886% 2020[1,2]	18,990	18,989
DISH DBS Corp. 4.25% 2018	5,850	6,010
DJO Finance LLC 10.75% 2020[5]	2,795	2,281
DJO Finco Inc. 8.125% 2021[5]	5,335	4,748
Dominican Republic 7.50% 2021[1,5]	4,000	4,378
Dominican Republic 5.50% 2025[5]	6,500	6,532
Dominican Republic 6.875% 2026	3,500	3,727
Dominican Republic 8.625% 2027[1,5]	1,000	1,133
Dominican Republic 6.85% 2045[5]	2,555	2,542
Dominion Gas Holdings LLC 2.50% 2019	5,105	5,188
Duke Energy Corp. 3.75% 2024	2,350	2,462
Dynegy Finance Inc. 7.375% 2022	1,380	1,283
Dynegy Finance Inc. 7.625% 2024	3,815	3,481
Ecopetrol SA 5.375% 2026	1,020	930
Ecopetrol SA 5.875% 2045	7,038	5,576
EDP Finance BV 6.00% 2018[5]	4,000	4,247
EDP Finance BV 4.125% 2020[5]	3,000	3,019
EDP Finance BV 5.25% 2021[5]	2,500	2,614
Electricité de France SA 1.15% 2017[5]	2,000	1,996
Electricité de France SA 4.60% 2020[5]	700	762
Electricité de France SA 3.625% 2025[5]	2,920	2,984
Electricité de France SA 6.95% 2039[5]	1,325	1,680
Electricité de France SA 4.875% 2044[5]	6,420	6,445
Electricité de France SA 5.25% (undated)[5]	3,150	2,894
EMD Finance LLC 2.40% 2020[5]	9,685	9,683
EMD Finance LLC 2.95% 2022[5]	4,185	4,280
EMD Finance LLC 3.25% 2025[5]	15,675	15,679
Empresa Nacional de Electricidad SA 4.25% 2024	2,100	2,192
ENA Norte Trust 4.95% 2028[1,5]	6,420	6,484
Enbridge Energy Partners, LP 9.875% 2019	3,250	3,636
Enbridge Energy Partners, LP 4.375% 2020	2,285	2,233
Enbridge Energy Partners, LP 5.20% 2020	7,335	7,354
Enbridge Energy Partners, LP 5.875% 2025	3,770	3,810
Enbridge Energy Partners, LP 7.375% 2045	4,210	4,269
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,320	5,476
Enbridge Inc. 4.00% 2023	7,750	7,386
Enbridge Inc. 4.50% 2044	1,450	1,158
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[5]	2,200	2,090
Enel Finance International SA 6.00% 2039[5]	4,740	5,583
Enel Società per Azioni 8.75% 2073[5]	10,000	11,175
Energy Transfer Partners, LP 7.50% 2020	300	290
Energy Transfer Partners, LP 5.875% 2024	2,575	2,214
Energy Transfer Partners, LP 4.75% 2026	2,100	1,930
Capital World Bond Fund — Page 10 of 25

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Energy Transfer Partners, LP 5.50% 2027	$3,665	$2,941
Energy Transfer Partners, LP 6.125% 2045	600	540
EnLink Midstream Partners, LP 2.70% 2019	495	442
EnLink Midstream Partners, LP 4.40% 2024	845	680
EnLink Midstream Partners, LP 4.15% 2025	1,135	880
EnLink Midstream Partners, LP 5.05% 2045	1,410	952
Ensco PLC 5.20% 2025	670	377
Ensco PLC 5.75% 2044	3,570	1,772
Enterprise Products Operating LLC 3.90% 2024	1,880	1,904
Enterprise Products Operating LLC 3.70% 2026	85	85
Enterprise Products Operating LLC 4.85% 2044	2,620	2,468
EOG Resources, Inc. 4.15% 2026	1,015	1,055
EPR Properties 4.50% 2025	2,110	2,052
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.288% 2031[1,2,5]	8,162	8,033
Essex Portfolio L.P. 3.625% 2022	1,420	1,475
Essex Portfolio L.P. 3.25% 2023	2,870	2,864
Essex Portfolio L.P. 3.875% 2024	3,360	3,476
Essex Portfolio L.P. 3.50% 2025	9,715	9,734
Ethiopia (Republic of) 6.625% 2024	5,455	5,046
Ethiopia (Republic of) 6.625% 2024[5]	2,780	2,571
Euramax International, Inc. 12.00% 2020[5]	4,925	4,506
Export Credit Bank of Turkey 5.375% 2021[5]	4,660	4,753
Exxon Mobil Corp. 1.708% 2019	3,600	3,646
Exxon Mobil Corp. 2.222% 2021	2,755	2,805
Exxon Mobil Corp. 2.726% 2023	3,600	3,666
Exxon Mobil Corp. 3.043% 2026	5,150	5,280
Exxon Mobil Corp. 4.114% 2046	300	319
Fannie Mae 5.50% 2033[1]	1,817	2,055
Fannie Mae 6.00% 2035[1]	126	144
Fannie Mae 5.50% 2038[1]	1,630	1,841
Fannie Mae 4.00% 2046[1,10]	141,950	151,721
Fannie Mae 4.00% 2046[1,10]	23,450	25,027
Fannie Mae 6.50% 2047[1]	75	85
Fannie Mae 6.50% 2047[1]	73	83
Fannie Mae 6.50% 2047[1]	39	45
Fannie Mae 7.00% 2047[1]	52	60
Fannie Mae 6.50% 2048[1]	78	88
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[1]	3,500	3,509
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[1]	3,494	3,594
Fannie Mae, Series 2001-4, Class GA, 9.366% 2025[1,2]	2	2
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[1]	873	801
First Data Corp. 5.375% 2023[5]	2,300	2,366
First Data Corp. 5.00% 2024[5]	2,350	2,362
First Quantum Minerals Ltd. 6.75% 2020[5]	6,067	4,186
First Quantum Minerals Ltd. 7.00% 2021[5]	12,017	8,111
First Quantum Minerals Ltd. 7.25% 2022[5]	625	422
FMG Resources 9.75% 2022[5]	10,100	10,125
Ford Motor Credit Co. 2.375% 2019	15,325	15,430
Ford Motor Credit Co. 2.597% 2019	8,485	8,532
Ford Motor Credit Co. 3.20% 2021	13,920	14,255
Ford Motor Credit Co. 4.389% 2026	2,000	2,124
France Télécom 9.00% 2031	11,336	17,251
Freddie Mac 6.00% 2038[1]	92	105
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[1]	1,583	1,449
Capital World Bond Fund — Page 11 of 25

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[1]	$228	$205
Freddie Mac, Series K052, Class A1, multifamily 2.598% 2025[1]	4,789	4,970
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	3,895	2,736
Frontier Communications Corp. 8.125% 2018	800	857
Frontier Communications Corp. 10.50% 2022[5]	3,325	3,421
Frontier Communications Corp. 11.00% 2025[5]	5,475	5,523
GameStop Corp. 6.75% 2021[5]	1,750	1,697
Gannett Co., Inc. 4.875% 2021[5]	1,485	1,533
Gardner Denver, Inc. 6.875% 2021[5]	1,775	1,460
Gazprom OJSC 5.999% 2021[5]	3,900	4,040
General Motors Co. 6.60% 2036	815	900
General Motors Co. 6.75% 2046	1,955	2,231
General Motors Financial Co. 3.70% 2020	2,725	2,781
General Motors Financial Co. 5.25% 2026	2,000	2,103
Genesis Energy, LP 6.75% 2022	2,875	2,699
Georgia Gulf Corp. 4.625% 2021	2,800	2,720
Ghana (Republic of) 7.875% 2023	1,940	1,547
Ghana (Republic of) 7.875% 2023[5]	645	514
Ghana (Republic of) 8.125% 2026[1]	5,635	4,452
Gilead Sciences, Inc. 3.05% 2016	585	593
Gilead Sciences, Inc. 3.25% 2022	965	1,020
Gilead Sciences, Inc. 3.50% 2025	14,390	15,242
Gilead Sciences, Inc. 3.65% 2026	2,900	3,090
Gilead Sciences, Inc. 4.50% 2045	1,610	1,710
Goldman Sachs Group, Inc. 2.55% 2019	8,295	8,435
Goldman Sachs Group, Inc. 2.875% 2021	17,279	17,611
Goldman Sachs Group, Inc. 3.85% 2024	8,462	8,762
Goldman Sachs Group, Inc. 3.50% 2025	12,900	13,050
Goldman Sachs Group, Inc. 3.75% 2026	12,608	12,927
Goldman Sachs Group, Inc. 4.75% 2045	11,020	11,568
Goldman Sachs Group, Inc. 5.15% 2045	500	510
Government National Mortgage Assn. 4.00% 2045[1]	102,763	110,047
Government National Mortgage Assn. 4.00% 2045[1]	23,347	25,000
Government National Mortgage Assn. 4.50% 2045[1]	41,699	44,810
Government National Mortgage Assn. 4.50% 2045[1]	36,976	39,763
Government National Mortgage Assn. 4.50% 2045[1]	29,971	32,203
Government National Mortgage Assn. 4.50% 2045[1]	13,923	14,950
Government National Mortgage Assn. 3.50% 2046[1,10]	4,000	4,229
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.892% 2038[1,2]	587	588
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 5.892% 2038[1,2]	326	326
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[1]	5,882	6,004
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[1]	10,318	10,532
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[1]	8,056	8,401
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[1,2]	4,945	5,088
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.794% 2045[1,2]	1,326	1,364
Halliburton Co. 3.375% 2022	4,285	4,366
Halliburton Co. 3.80% 2025	10,055	10,073
Halliburton Co. 4.85% 2035	390	391
Halliburton Co. 5.00% 2045	650	639
Hardwoods Acquisition Inc 7.50% 2021[5]	2,700	1,849
Harris Corp. 1.999% 2018	3,100	3,096
Harris Corp. 2.70% 2020	680	683
Harris Corp. 3.832% 2025	460	475
Harris Corp. 4.854% 2035	2,535	2,644
Harris Corp. 5.054% 2045	2,820	3,017
Capital World Bond Fund — Page 12 of 25

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Hawker Beechcraft Acquisition Co., LLC, Goldman Sachs Group, Inc. LOC, 0.102% 2016[1,2,6,7,9]	$8	$—
HCA Inc. 3.75% 2019	1,624	1,668
HCA Inc. 5.25% 2026	975	1,002
HD Supply, Inc. 5.25% 2021[5]	3,625	3,820
HDTFS Inc. 5.875% 2020	2,600	2,658
Healthsouth Corp. 5.75% 2024	950	967
Healthsouth Corp. 5.75% 2025	1,980	2,011
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,5]	17,610	17,614
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[1,5]	15,106	15,138
Holcim Ltd. 6.00% 2019[5]	3,222	3,601
Holcim Ltd. 5.15% 2023[5]	8,230	8,884
Hospitality Properties Trust 6.70% 2018	7,580	7,964
Hospitality Properties Trust 5.00% 2022	250	260
Hospitality Properties Trust 4.50% 2023	690	687
Hospitality Properties Trust 4.50% 2025	935	901
Host Hotels & Resorts LP 4.50% 2026	175	177
HSBC Bank PLC 4.75% 2021[5]	650	717
HSBC Holdings PLC 4.125% 2020[5]	3,295	3,531
HSBC Holdings PLC 3.40% 2021	3,355	3,427
HSBC Holdings PLC 4.00% 2022	1,975	2,078
HSBC Holdings PLC 4.25% 2025	1,630	1,613
HSBC Holdings PLC 4.30% 2026	16,725	17,269
Humana Inc. 3.85% 2024	4,000	4,191
Humana Inc. 4.95% 2044	4,000	4,111
Hungarian Government 4.00% 2019	29,300	30,454
Hungarian Government 6.25% 2020	11,890	13,248
Hungarian Government 5.375% 2023	2,040	2,273
Hungarian Government 5.375% 2024	40,250	45,166
Hungarian Government 7.625% 2041	20,768	29,488
Huntsman International LLC 4.875% 2020	2,810	2,796
Hyundai Capital America 3.00% 2020[5]	2,000	2,032
Hyundai Capital Services Inc. 2.625% 2020[5]	2,375	2,383
Iberdrola Finance Ireland 5.00% 2019[5]	5,000	5,481
Icahn Enterprises Finance Corp. 3.50% 2017	4,825	4,825
Imperial Tobacco Finance PLC 3.50% 2023[5]	9,050	9,210
Indonesia (Republic of) 11.625% 2019	4,100	5,152
Indonesia (Republic of) 4.875% 2021	4,300	4,638
Indonesia (Republic of) 3.75% 2022	15,795	15,982
Indonesia (Republic of) 3.375% 2023	2,600	2,547
Indonesia (Republic of) 4.125% 2025	7,500	7,554
Indonesia (Republic of) 6.75% 2044	2,125	2,574
Indonesia (Republic of) 6.75% 2044[5]	925	1,120
Inmarsat PLC 4.875% 2022[5]	1,175	1,113
Intelsat Jackson Holding Co. 7.25% 2019	2,000	1,485
Intelsat Jackson Holding Co. 7.25% 2020	4,150	2,697
Intelsat Jackson Holding Co. 6.625% 2022	6,500	3,510
Intelsat Jackson Holding Co. 8.00% 2024[5]	1,650	1,704
International Paper Co. 7.30% 2039	1,410	1,684
Intesa Sanpaolo SpA 5.017% 2024[5]	22,455	21,070
inVentiv Health Inc. 9.00% 2018[5]	12,395	12,860
inVentiv Health Inc. 10.00% 2018[5,8]	3,442	3,494
inVentiv Health Inc. 10.00% 2018	1,994	1,922
inVentiv Health Inc. 10.00% 2018	1,637	1,631
inVentiv Health Inc., Term Loan B4, 7.75% 2018[1,2,6]	2,740	2,737
iStar Financial Inc. 4.00% 2017	7,850	7,713
Capital World Bond Fund — Page 13 of 25

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Ivory Coast Government 5.75% 2032[1]	$4,315	$4,002
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[1,2]	376	376
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[1,2]	679	678
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[1]	1,957	1,966
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.935% 2045[1,2]	1,644	1,644
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[1,2]	6,616	6,729
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[1]	5,936	6,068
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.699% 2049[1,2]	10,820	11,118
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.699% 2049[1,2]	8,721	8,971
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[1]	2,826	2,923
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[1,2]	2,444	2,532
JMC Steel Group Inc. 8.25% 2018[5]	7,725	6,952
Johnson & Johnson 2.45% 2026	965	971
JPMorgan Chase & Co. 2.25% 2020	6,695	6,754
JPMorgan Chase & Co. 2.55% 2021	38,940	39,325
JPMorgan Chase & Co. 3.25% 2022	19,791	20,664
JPMorgan Chase & Co. 3.125% 2025	1,100	1,106
JPMorgan Chase & Co. 3.30% 2026	3,400	3,433
Kenya (Rebulic of) 5.875% 2019[5]	600	592
Kenya (Republic of) 6.875% 2024[5]	17,740	16,809
Kenya (Republic of) 6.875% 2024	1,450	1,374
Kimco Realty Corp. 5.70% 2017	500	521
Kimco Realty Corp. 4.30% 2018	500	519
Kimco Realty Corp. 6.875% 2019	6,875	7,923
Kimco Realty Corp. 3.40% 2022	985	1,006
Kinder Morgan Energy Partners, LP 2.65% 2019	670	662
Kinder Morgan Energy Partners, LP 3.50% 2021	3,960	3,818
Kinder Morgan Energy Partners, LP 3.45% 2023	7,500	6,932
Kinder Morgan Energy Partners, LP 3.50% 2023	4,490	4,076
Kinder Morgan Energy Partners, LP 4.15% 2024	7,160	6,754
Kinder Morgan Energy Partners, LP 4.25% 2024	1,360	1,291
Kinder Morgan Energy Partners, LP 5.50% 2044	12,650	11,231
Kinder Morgan, Inc. 4.30% 2025	12,245	11,674
Kinder Morgan, Inc. 5.55% 2045	7,850	7,002
Kindred Healthcare, Inc. 8.00% 2020	1,325	1,322
Kinetic Concepts, Inc. 10.50% 2018	6,750	6,801
Kinetic Concepts, Inc. 12.50% 2019	13,510	11,796
Kingdom of Jordan 6.125% 2026[5]	325	345
KLX Inc. 5.875% 2022[5]	3,880	3,861
Korea Development Bank 2.875% 2018	3,360	3,461
Korea Housing Finance Corp. 2.50% 2020[1,5]	10,700	10,913
Kroger Co. 6.80% 2018	1,000	1,129
Laboratory Corporation of America Holdings 3.60% 2025	3,875	3,932
Latvia (Republic of) 5.25% 2021	9,000	10,240
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.852% 2044[1,2]	346	359
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[1]	2,839	2,900
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[1,2]	460	477
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.153% 2045[1,2]	2,110	2,179
Leucadia National Corp. 5.50% 2023	1,375	1,295
LightSquared, Term Loan, 9.75% 2020[1,2,6,8]	15,486	13,860
Lima Metro Line Finance Ltd. 5.875% 2034[1,5]	9,385	9,385
Limited Brands, Inc. 6.875% 2035	2,775	3,025
Lithuania (Republic of) 7.375% 2020	11,200	13,280
Lithuania (Republic of) 6.625% 2022[5]	2,000	2,419
Lockheed Martin Corp. 1.85% 2018	625	633
Capital World Bond Fund — Page 14 of 25

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Lockheed Martin Corp. 2.50% 2020	$940	$964
Lockheed Martin Corp. 3.10% 2023	955	992
Lockheed Martin Corp. 3.55% 2026	1,960	2,079
Macy’s Retail Holdings, Inc. 4.375% 2023	2,550	2,624
Malaysian Government (Wakala Global Issue), 4.646% 2021	4,100	4,554
Mallinckrodt PLC 4.875% 2020[5]	4,210	3,966
Mallinckrodt PLC 5.75% 2022[5]	1,514	1,402
McClatchy Co. 9.00% 2022	6,200	5,809
McDonald’s Corp. 3.70% 2026	2,860	3,038
McDonald’s Corp. 4.70% 2035	1,245	1,342
McDonald’s Corp. 4.875% 2045	1,925	2,112
McKesson Corp. 2.284% 2019	4,610	4,666
McKesson Corp. 3.796% 2024	1,495	1,563
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	3,000	3,034
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	5,000	5,137
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	5,000	5,275
Medtronic, Inc. 2.50% 2020	6,460	6,691
Medtronic, Inc. 3.50% 2025	25,800	27,572
Medtronic, Inc. 4.625% 2045	3,000	3,360
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.837% 2050[1,2]	1,950	2,008
MetroPCS Wireless, Inc. 6.25% 2021	3,725	3,929
MetroPCS Wireless, Inc. 6.625% 2023	3,325	3,516
MidAmerican Energy Co. 4.40% 2044	1,063	1,164
Mitsubishi UFJ Trust & Banking Corp. 2.65% 2020[5]	4,250	4,326
Mizuho Bank Ltd. 2.15% 2018[5]	2,000	2,002
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.864% 2049[1,2]	887	920
Molina Healthcare, Inc. 5.375% 2022[5]	1,585	1,637
Morgan Stanley 3.875% 2026	18,645	19,497
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[1]	3,254	3,298
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[1]	965	996
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.918% 2049[1,2]	223	232
Morocco Government 4.25% 2022	5,700	5,826
Morocco Government 4.25% 2022[5]	2,500	2,555
Morocco Government 5.50% 2042	10,000	10,475
Morocco Government 5.50% 2042[5]	1,500	1,571
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,250	3,965
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[5]	2,775	1,852
Navios Maritime Holdings Inc. 7.375% 2022[5]	10,900	3,978
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	500	150
NBC Universal Enterprise, Inc. 1.307% 2018[2,5]	5,785	5,778
NBC Universal Enterprise, Inc. 5.25% 2049[5]	2,335	2,411
Needle Merger Sub Corp. 8.125% 2019[5]	3,065	2,835
Neiman Marcus Group LTD Inc. 8.00% 2021[5]	3,925	3,395
Newell Rubbermaid Inc. 3.85% 2023	7,900	8,208
Newell Rubbermaid Inc. 4.20% 2026	19,775	20,724
Newell Rubbermaid Inc. 5.375% 2036	345	368
Newell Rubbermaid Inc. 5.50% 2046	5,085	5,526
NGL Energy Partners LP 6.875% 2021	5,050	3,005
NGPL PipeCo LLC 7.119% 2017[5]	1,200	1,166
NGPL PipeCo LLC 9.625% 2019[5]	8,675	8,545
Niagara Mohawk Power Corp. 3.508% 2024[5]	2,715	2,812
Niagara Mohawk Power Corp. 4.278% 2034[5]	6,560	6,785
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[5]	950	993
Nigeria (Republic of) 5.125% 2018[5]	1,100	1,093
Nigeria (Republic of) 6.75% 2021	1,610	1,562
Capital World Bond Fund — Page 15 of 25

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Nigeria (Republic of) 6.375% 2023	$18,680	$17,279
Nigeria (Republic of) 6.375% 2023[5]	1,425	1,318
Noble Corp PLC 5.00% 2018	140	130
Noble Corp PLC 5.95% 2025	2,230	1,452
Noble Corp PLC 6.95% 2045	3,170	1,782
Nordea Bank AB 1.625% 2018[5]	2,145	2,144
Nordea Bank AB 4.875% 2021[5]	3,675	3,985
Nordea Bank AB 4.25% 2022[5]	10,050	10,556
Nortek Inc. 8.50% 2021	4,925	5,134
NRG Energy, Inc. 6.25% 2022	2,740	2,561
Numericable Group SA 4.875% 2019[5]	8,825	8,825
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,5]	5,495	1,786
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,5]	4,305	990
Oracle Corp. 3.40% 2024	2,725	2,903
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[1,2,6]	2,843	2,622
Pacific Gas and Electric Co. 3.25% 2023	2,565	2,662
Pacific Gas and Electric Co. 3.85% 2023	1,335	1,442
Pacific Gas and Electric Co. 2.95% 2026	3,015	3,069
Pacific Gas and Electric Co. 3.75% 2042	2,840	2,718
Pacific Gas and Electric Co. 4.25% 2046	9,100	9,711
PacifiCorp. 3.35% 2025	3,230	3,411
Pakistan (Republic of) 8.25% 2025	5,300	5,662
Pakistan (Republic of) 8.25% 2025[5]	3,930	4,198
PDC Energy Inc. 7.75% 2022	1,950	1,955
Peabody Energy Corp. 6.00% 2018	22,723	1,676
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	3,885	3,749
Pernod Ricard SA 4.45% 2022[5]	10,465	11,317
Peru (Republic of) 4.125% 2027	6,710	7,062
Peru (Republic of) 5.625% 2050	1,665	1,877
Petrobras Global Finance Co. 6.85% 2115	9,620	6,659
Petrobras International Finance Co. 6.75% 2041	250	179
Petróleos Mexicanos 8.00% 2019	2,495	2,786
Petróleos Mexicanos 5.50% 2021	1,070	1,112
Petróleos Mexicanos 6.375% 2021[5]	1,155	1,235
Petróleos Mexicanos 4.875% 2022	5,665	5,637
Petróleos Mexicanos 4.875% 2024	1,115	1,096
Petróleos Mexicanos 4.50% 2026	3,000	2,802
Petróleos Mexicanos 6.875% 2026[5]	2,475	2,685
Petróleos Mexicanos 6.50% 2041	2,470	2,338
Petróleos Mexicanos 5.50% 2044	5,520	4,623
Petróleos Mexicanos 6.375% 2045	7,000	6,524
Petróleos Mexicanos 5.625% 2046	6,225	5,255
Pfizer Inc. 7.20% 2039	637	933
Philip Morris International Inc. 4.25% 2044	10,125	10,747
Phillips 66 Partners LP 3.605% 2025	275	250
Phillips 66 Partners LP 4.68% 2045	565	471
Pioneer Natural Resources Co. 3.45% 2021	350	349
Pioneer Natural Resources Co. 4.45% 2026	770	778
Ply Gem Industries, Inc. 6.50% 2022	3,550	3,497
Ply Gem Industries, Inc. 6.50% 2022	3,425	3,421
PNC Bank 2.40% 2019	8,000	8,171
PNC Bank 2.30% 2020	3,820	3,862
PNC Bank 2.45% 2020	975	993
PNC Bank 2.60% 2020	1,250	1,279
PNC Financial Services Group, Inc. 3.90% 2024	3,975	4,190
Capital World Bond Fund — Page 16 of 25

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
PNC Funding Corp. 3.30% 2022	$4,000	$4,192
Progress Energy, Inc. 7.05% 2019	4,380	4,992
Progress Energy, Inc. 7.75% 2031	1,990	2,712
Prologis, Inc. 3.35% 2021	1,100	1,148
Prologis, Inc. 4.25% 2023	10,295	11,170
Prologis, Inc. 3.75% 2025	3,500	3,661
Province of Buenos Aires 10.875% 2021[1]	200	218
Puget Sound Energy, Inc., First Lien, 6.50% 2020	1,475	1,713
Puget Sound Energy, Inc., First Lien, 6.00% 2021	4,629	5,281
Puget Sound Energy, Inc., First Lien, 5.625% 2022	2,120	2,378
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[1,5]	3,345	2,526
QGOG Constellation SA 6.25% 2019[5]	5,350	3,103
Qorvo, Inc. 7.00% 2025[5]	3,500	3,675
Quintiles Transnational Corp. 4.875% 2023[5]	1,995	2,049
R.R. Donnelley & Sons Co. 7.875% 2021	5,175	5,240
R.R. Donnelley & Sons Co. 6.50% 2023	4,525	3,891
Rabobank Nederland 4.625% 2023	12,180	12,883
Rabobank Nederland 4.375% 2025	2,725	2,823
Ras Laffan Liquefied Natural Gas III 5.838% 2027[1,5]	8,000	8,760
Rayonier Advanced Materials Inc. 5.50% 2024[5]	1,220	1,007
RCI Banque 3.50% 2018[5]	9,400	9,674
Realogy Corp. 5.25% 2021[5]	4,950	5,136
Realogy Corp., Barclays PLC LOC, 4.40% 2016[1,2,6]	52	51
Republic of Honduras 8.75% 2020	2,580	2,896
Reynolds American Inc. 2.30% 2018	1,020	1,041
Reynolds American Inc. 3.25% 2020	2,830	2,965
Reynolds American Inc. 4.00% 2022	4,050	4,410
Reynolds American Inc. 4.45% 2025	19,285	21,267
Reynolds American Inc. 5.70% 2035	455	534
Reynolds American Inc. 6.15% 2043	3,750	4,631
Reynolds American Inc. 5.85% 2045	2,845	3,471
Reynolds Group Inc. 5.75% 2020	8,070	8,302
Rice Energy Inc. 6.25% 2022	4,000	3,500
Roche Holdings, Inc. 2.25% 2019[5]	6,500	6,704
Roche Holdings, Inc. 2.875% 2021[5]	5,750	6,036
Roche Holdings, Inc. 3.35% 2024[5]	8,475	9,007
Ryerson Inc. 9.00% 2017	2,625	2,284
Ryerson Inc. 11.25% 2018	1,925	1,299
Sabine Pass Liquefaction, LLC 5.625% 2021	5,100	4,928
Sabine Pass Liquefaction, LLC 5.75% 2024	1,650	1,584
Sabine Pass Liquefaction, LLC 5.625% 2025	1,850	1,771
SABMiller Holdings Inc. 4.95% 2042[5]	1,645	1,840
Scentre Group 2.375% 2021[5]	1,425	1,416
Scentre Group 3.25% 2025[5]	1,395	1,370
Scentre Group 3.50% 2025[5]	5,865	5,910
Schlumberger BV 3.00% 2020[5]	460	467
Schlumberger BV 4.00% 2025[5]	9,405	9,726
Scottish Power PLC 5.81% 2025	2,500	2,840
Select Income REIT 4.15% 2022	1,815	1,804
Select Income REIT 4.50% 2025	540	515
Seven Generations Energy Ltd. 6.75% 2023[5]	2,951	2,811
Shell International Finance BV 3.25% 2025	825	833
Siemens AG 4.40% 2045[5]	3,000	3,300
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[5]	6,390	5,080
Simon Property Group, LP 10.35% 2019	2,975	3,671
Capital World Bond Fund — Page 17 of 25

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Skandinaviska Enskilda 2.625% 2021	$20,975	$21,251
Slovenia (Republic of) 4.75% 2018[5]	1,215	1,286
Slovenia (Republic of) 5.50% 2022	46,940	53,185
Slovenia (Republic of) 5.85% 2023	34,145	39,445
Slovenia (Republic of) 5.25% 2024	4,160	4,669
SM Energy Co. 5.625% 2025	2,550	1,784
SoftBank Corp. 4.50% 2020[5]	2,850	2,896
Sotheby’s Holdings, Inc. 5.25% 2022[5]	1,475	1,327
South Africa (Republic of) 5.50% 2020	13,200	14,009
South Korean Government 7.125% 2019	3,580	4,169
Southwestern Energy Co. 4.10% 2022	3,880	2,600
Southwestern Energy Co. 4.95% 2025	1,950	1,345
Sprint Nextel Corp. 7.00% 2020	2,500	2,000
Standard Chartered PLC 3.20% 2016[5]	3,365	3,373
State of Qatar 4.50% 2022[5]	3,500	3,865
Statoil ASA 2.75% 2021	465	472
Statoil ASA 3.25% 2024	1,000	1,013
Statoil ASA 3.70% 2024	6,325	6,616
Statoil ASA 4.25% 2041	1,500	1,456
Targa Resources Corp. 4.125% 2019	3,900	3,703
Targa Resources Partners LP 6.75% 2024[5]	1,040	1,027
TC PipeLines, LP 4.375% 2025	1,405	1,222
Teco Finance, Inc. 5.15% 2020	270	294
Teekay Corp. 8.50% 2020	7,464	5,187
Teekay Corp. 8.50% 2020[5]	3,295	2,290
Tenet Healthcare Corp., First Lien, 4.75% 2020	1,450	1,493
Tenet Healthcare Corp., First Lien, 4.50% 2021	7,675	7,752
Tennessee Valley Authority 5.88% 2036	2,250	3,074
Tennessee Valley Authority 5.25% 2039	6,000	7,668
Tesoro Logistics LP 5.50% 2019[5]	2,355	2,349
The Export-Import Bank of Korea 5.125% 2020	1,920	2,163
Thermo Fisher Scientific Inc. 2.40% 2019	1,725	1,748
Thermo Fisher Scientific Inc. 4.15% 2024	3,030	3,200
Thomson Reuters Corp. 1.65% 2017	4,605	4,613
Thomson Reuters Corp. 4.30% 2023	4,250	4,521
Thomson Reuters Corp. 5.65% 2043	2,980	3,191
TI Automotive Ltd. 8.75% 2023[5]	1,635	1,578
T-Mobile US, Inc. 6.50% 2026	1,950	2,035
Total Capital International 2.875% 2022	1,115	1,146
Toyota Motor Credit Corp. 1.45% 2018	750	754
Toyota Motor Credit Corp. 1.70% 2019	3,000	3,030
Toyota Motor Credit Corp. 2.15% 2020	3,500	3,579
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,420
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,372
TransCanada PipeLines Ltd. 7.625% 2039	2,000	2,408
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	650	574
Transportadora de Gas Peru SA 4.25% 2028[1,5]	7,560	7,371
Turkey (Republic of) 4.557% 2018	9,200	9,512
Turkey (Republic of) 4.557% 2018[5]	1,165	1,204
Turkey (Republic of) 6.25% 2022	5,785	6,446
Turkey (Republic of) 4.875% 2026	9,500	9,641
Tyson Foods, Inc. 3.95% 2024	3,000	3,205
U.S. Treasury 0.625% 2016	22,100	22,115
U.S. Treasury 0.625% 2016	15,650	15,665
U.S. Treasury 0.625% 2018	15,600	15,555
Capital World Bond Fund — Page 18 of 25

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.00% 2018	$18,200	$18,292
U.S. Treasury 1.25% 2018	29,900	30,236
U.S. Treasury 1.375% 2018	18,950	19,225
U.S. Treasury 1.50% 2018	14,000	14,241
U.S. Treasury 2.625% 2018	2,500	2,598
U.S. Treasury 0.75% 2019	37,500	37,399
U.S. Treasury 1.00% 2019	36,900	37,015
U.S. Treasury 1.50% 2019	6,650	6,767
U.S. Treasury 1.625% 2019[11]	143,350	146,595
U.S. Treasury 1.625% 2019	85,746	87,645
U.S. Treasury 1.75% 2019	74,350	76,311
U.S. Treasury 1.125% 2020	128,100	128,396
U.S. Treasury 1.25% 2020	77,210	77,776
U.S. Treasury 1.25% 2020	36,425	36,680
U.S. Treasury 1.375% 2020	183,400	185,324
U.S. Treasury 1.375% 2020	52,150	52,610
U.S. Treasury 1.375% 2020	44,300	44,739
U.S. Treasury 1.375% 2020	24,500	24,709
U.S. Treasury 1.50% 2020	13,000	13,201
U.S. Treasury 1.625% 2020	30,850	31,482
U.S. Treasury 1.625% 2020	20,000	20,405
U.S. Treasury 1.625% 2020	4,030	4,112
U.S. Treasury 1.75% 2020	79,450	81,435
U.S. Treasury 2.00% 2020	10,800	11,200
U.S. Treasury 2.125% 2020	18,300	19,060
U.S. Treasury 1.125% 2021	299,907	298,839
U.S. Treasury 1.375% 2021	53,900	54,312
U.S. Treasury 2.125% 2021	13,900	14,477
U.S. Treasury 8.00% 2021	6,750	9,188
U.S. Treasury 2.00% 2022	19,000	19,588
U.S. Treasury 2.125% 2022	6,300	6,549
U.S. Treasury 1.75% 2023	1,750	1,775
U.S. Treasury 2.50% 2024	107,000	113,847
U.S. Treasury 2.25% 2025	8,000	8,331
U.S. Treasury 1.625% 2026	1,007	993
U.S. Treasury 2.875% 2043	49,280	51,944
U.S. Treasury 2.50% 2045	21,100	20,582
U.S. Treasury 3.00% 2045	115,227	124,464
U.S. Treasury 2.50% 2046	165,025	160,967
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	22,898	23,013
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	176,800	184,366
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	46,500	46,944
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	28,971	29,635
U.S. Treasury Inflation-Protected Security 2.375% 2025[3]	6,912	8,243
U.S. Treasury Inflation-Protected Security 0.625% 2026[3]	31,855	33,338
U.S. Treasury Inflation-Protected Security 2.00% 2026[3]	4,178	4,900
U.S. Treasury Inflation-Protected Security 0.75% 2042[3]	3,145	3,062
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	41,636	46,758
U.S. Treasury Inflation-Protected Security 0.75% 2045[3]	5,211	5,060
U.S. Treasury Inflation-Protected Security 1.00% 2046[3]	16,397	17,141
United Mexican States Government Global 3.60% 2025	4,124	4,217
United Mexican States Government Global 4.125% 2026	12,900	13,558
United Mexican States Government Global 4.75% 2044	13,780	13,780
United Mexican States Government Global, Series A, 5.125% 2020	3,300	3,630
United Mexican States Government Global, Series A, 4.00% 2023	6,500	6,825
Capital World Bond Fund — Page 19 of 25

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
United Rentals, Inc. 5.50% 2025	$1,025	$1,016
UnitedHealth Group Inc. 1.90% 2018	2,630	2,672
UnitedHealth Group Inc. 2.70% 2020	2,330	2,423
UnitedHealth Group Inc. 3.35% 2022	1,770	1,884
UnitedHealth Group Inc. 3.75% 2025	2,160	2,331
UnitedHealth Group Inc. 4.625% 2035	1,030	1,151
UnitedHealth Group Inc. 4.75% 2045	1,720	1,978
State of California, Various Purpose G.O. Bonds, 6.20% 2019	18,700	21,717
State of California, Various Purpose G.O. Bonds, 7.30% 2039[1]	1,310	1,921
State of California, Various Purpose G.O. Bonds, 7.55% 2039	2,720	4,165
State of California, Various Purpose G.O. Bonds, 7.60% 2040	12,910	20,052
State of California, Various Purpose G.O. Bonds, 7.625% 2040	11,850	18,162
VEB Finance Ltd. 6.902% 2020[5]	6,600	6,831
Verizon Communications Inc. 4.272% 2036	23,021	22,987
Verizon Communications Inc. 4.522% 2048	16,742	16,847
Virgin Australia Holdings Ltd. 8.50% 2019[5]	1,150	1,140
Volkswagen Group of America Finance, LLC 2.45% 2019[5]	2,320	2,308
VPI Escrow Corp. 6.75% 2018[5]	1,250	1,141
VPI Escrow Corp. 6.375% 2020[5]	6,910	5,770
VPI Escrow Corp. 7.50% 2021[5]	3,900	3,269
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[1]	250	255
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[1]	900	924
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[1,2]	1,270	1,302
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.703% 2049[1,2]	400	409
Walter Energy, Inc. 9.50% 2019[5,7]	6,825	887
WEA Finance LLC 1.75% 2017[5]	5,435	5,417
WEA Finance LLC 2.70% 2019[5]	9,285	9,358
WEA Finance LLC 3.25% 2020[5]	10,190	10,423
WEA Finance LLC 3.75% 2024[5]	4,480	4,570
Weatherford International PLC 4.50% 2022	3,260	2,624
Weatherford International PLC 6.75% 2040	1,885	1,348
WellPoint, Inc. 2.30% 2018	2,645	2,677
Wells Fargo & Co. 2.55% 2020	11,664	11,881
Wells Fargo & Co. 1.98% 2021[2]	534	543
Wells Fargo & Co. 2.50% 2021	9,225	9,352
Western Digital Corp. 7.375% 2023[5]	1,400	1,431
Western Gas Partners LP 2.60% 2018	130	124
Western Gas Partners LP 3.95% 2025	755	648
Williams Companies, Inc. 3.70% 2023	4,730	3,559
Williams Partners LP 4.125% 2020	1,625	1,478
Williams Partners LP 5.25% 2020	10,405	9,983
Williams Partners LP 4.50% 2023	3,860	3,286
Williams Partners LP 4.30% 2024	7,235	6,029
Williams Partners LP 3.90% 2025	2,925	2,370
Williams Partners LP 4.00% 2025	1,895	1,528
Williams Partners LP 4.90% 2045	1,670	1,202
Williams Partners LP 5.10% 2045	655	473
Wind Acquisition SA 4.75% 2020[5]	1,200	1,140
Wind Acquisition SA 7.375% 2021[5]	9,375	8,531
Windstream Holdings, Inc. 7.75% 2021	1,725	1,416
WM. Wrigley Jr. Co 3.375% 2020[5]	5,265	5,491
WPP Finance 2010 3.75% 2024	4,000	4,057
WPX Energy Inc. 7.50% 2020	1,975	1,555
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[5]	1,750	1,617
Wynn Macau, Ltd. 5.25% 2021[5]	5,625	5,330
Capital World Bond Fund — Page 20 of 25

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Zambia (Republic of) 5.375% 2022[5]	$3,225	$2,467
Zambia (Republic of) 5.375% 2022	1,850	1,415
Zambia (Republic of) 8.50% 2024[5]	3,100	2,581
Zambia (Republic of) 8.97% 2027[1,5]	26,745	22,198
ZF Friedrichshafen AG 4.50% 2022[5]	755	773
ZF Friedrichshafen AG 4.75% 2025[5]	2,225	2,222
Zimmer Holdings, Inc. 3.15% 2022	3,530	3,589
Zimmer Holdings, Inc. 3.55% 2025	2,300	2,329
Zimmer Holdings, Inc. 4.25% 2035	2,600	2,548
		6,598,785
Total bonds, notes & other debt instruments (cost: $12,144,235,000)		12,133,764
Convertible stocks 0.00% U.S. dollars 0.00%	Shares
CEVA Group PLC, Series A-2, 2.628% convertible preferred[9,12]	1,141	485
CEVA Group PLC, Series A-1, 3.628% convertible preferred[9,12]	719	413
Total convertible stocks (cost: $2,416,000)		898
Common stocks 0.03% U.S. dollars 0.02%
NII Holdings, Inc., Class B13	370,274	2,048
Warrior Met Coal, LLC, Class B5,9,13	8,633	691
CEVA Group PLC[5,9,13]	527	224
Atrium Corp.[5,9,13]	191	—
		2,963
Miscellaneous 0.01%
Other common stocks in initial period of acquisition		893
Total common stocks (cost: $8,460,000)		3,856
Short-term securities 5.54%	Principal amount (000)
American Honda Finance Corp. 0.52% due 4/21/2016	$ 10,000	9,998
Electricité de France 0.60% due 4/25/2016[5]	50,000	49,993
Fannie Mae 0.40% due 7/19/2016	29,500	29,473
Federal Home Loan Bank 0.38%–0.60% due 5/18/2016–8/9/2016	33,400	33,367
Freddie Mac 0.38%–0.44% due 6/2/2016–7/7/2016	127,800	127,714
GlaxoSmithKline Finance PLC 0.43% due 5/17/2016[5]	50,000	49,973
KfW 0.53% due 5/20/2016[5]	37,600	37,578
Liberty Street Funding Corp. 0.68% due 5/25/2016[5]	20,000	19,985
Mizuho Bank, Ltd. 0.61% due 5/13/2016[5]	25,000	24,987
PepsiCo Inc. 0.34% due 4/6/2016[5]	25,000	24,999
Toronto-Dominion Holdings USA Inc. 0.40%–0.49% due 4/1/2016–5/19/2016[5]	130,000	129,941
Total Capital Canada Ltd. 0.58% due 4/14/2016[5]	29,700	29,696
Toyota Motor Credit Corp. 0.46% due 5/10/2016	50,000	49,974
Capital World Bond Fund — Page 21 of 25

unaudited
Short-term securities	Principal amount (000)	Value (000)
USAA Capital Corp. 0.33%–0.36% due 4/5/2016–4/12/2016	$35,000	$34,997
Victory Receivables Corp. 0.46%–0.50% due 4/7/2016–5/12/2016[5]	63,000	62,986
Total short-term securities (cost: $715,552,000)		715,661
Total investment securities 99.49% (cost: $12,870,663,000)		12,854,179
Other assets less liabilities 0.51%		65,357
Net assets 100.00%		$12,919,536
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $2,165,745,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 3/31/2016 (000)
			Receive (000)	Deliver (000)
Purchases:
Euros	4/7/2016	JPMorgan Chase	€66,211	$73,150	$2,208
Euros	4/8/2016	JPMorgan Chase	€6,132	$6,845	134
Euros	4/11/2016	HSBC Bank	€32,525	$35,576	1,447
Euros	4/11/2016	HSBC Bank	€23,100	$25,094	1,201
Euros	4/20/2016	Citibank	€32,526	$36,830	204
Euros	4/25/2016	HSBC Bank	€34,598	$38,725	674
Euros	4/25/2016	UBS AG	€15,872	$17,611	463
Euros	4/26/2016	UBS AG	€74,700	$82,463	2,605
Euros	4/27/2016	Citibank	€31,933	$35,475	890
Euros	4/29/2016	UBS AG	€16,323	$18,041	550
Japanese yen	4/6/2016	Barclays Bank PLC	¥12,408,320	$111,784	(1,507)
Japanese yen	4/13/2016	HSBC Bank	¥3,659,794	$32,264	269
Japanese yen	4/15/2016	HSBC Bank	¥9,915,949	$87,082	1,067
Japanese yen	4/18/2016	HSBC Bank	¥12,195,000	$107,252	1,167
Japanese yen	4/21/2016	HSBC Bank	¥3,793,765	$33,450	281
Japanese yen	4/22/2016	Barclays Bank PLC	¥12,343,232	$109,825	(75)
Japanese yen	5/19/2016	UBS AG	¥4,544,064	$40,820	(388)
Japanese yen	5/20/2016	JPMorgan Chase	¥3,360,440	$30,194	(293)
Norwegian kroner	4/6/2016	Citibank	NKr53,418	$6,201	254
Norwegian kroner	4/18/2016	JPMorgan Chase	NKr155,195	$18,200	554
Swedish kronor	4/18/2016	Barclays Bank PLC	SKr154,107	$18,200	795
					$12,500
Sales:
Brazilian reais	4/18/2016	UBS AG	$1,764	BRL6,450	$(21)
British pounds	4/7/2016	UBS AG	$25,655	£18,200	(486)
British pounds	4/8/2016	HSBC Bank	$1,065	£745	(6)
British pounds	4/11/2016	Bank of New York Mellon	$35,651	£25,700	(1,262)
British pounds	4/12/2016	Bank of America, N.A.	€15,270	£11,800	433
British pounds	4/13/2016	Bank of America, N.A.	$3,187	£2,250	(44)
British pounds	4/13/2016	JPMorgan Chase	$15,331	£11,000	(469)
British pounds	4/18/2016	HSBC Bank	$33,754	£23,750	(359)
British pounds	4/22/2016	JPMorgan Chase	¥2,905,740	£18,000	(18)
Capital World Bond Fund — Page 22 of 25

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 3/31/2016 (000)
			Receive (000)	Deliver (000)
British pounds	4/27/2016	HSBC Bank	NKr215,028	£17,750	$488
British pounds	4/27/2016	JPMorgan Chase	€23,018	£18,175	107
British pounds	5/6/2016	HSBC Bank	€82,200	£65,200	(15)
British pounds	5/11/2016	Bank of America, N.A.	$1,409	£1,000	(28)
British pounds	5/11/2016	Bank of America, N.A.	$13,562	£9,530	(127)
Colombian pesos	4/12/2016	HSBC Bank	$7,716	COP24,750,000	(530)
Colombian pesos	4/18/2016	JPMorgan Chase	$35,765	COP114,077,350	(2,237)
Colombian pesos	4/28/2016	Bank of America, N.A.	$743	COP2,358,000	(42)
Danish kroner	4/13/2016	Citibank	NKr156,904	DKr124,300	(27)
Euros	4/8/2016	Citibank	$837	€750	(17)
Euros	4/8/2016	Citibank	$11,126	€9,980	(233)
Euros	4/11/2016	UBS AG	$2,418	€2,200	(87)
Euros	4/12/2016	UBS AG	$27,035	€24,000	(284)
Euros	4/12/2016	Bank of America, N.A.	£134,573	€174,000	(4,779)
Euros	4/14/2016	Citibank	$2,722	€2,500	(124)
Euros	4/18/2016	HSBC Bank	NKr220,134	€23,475	(125)
Euros	4/27/2016	Citibank	NKr57,146	€6,000	72
Euros	5/5/2016	HSBC Bank	$5,006	€4,500	(120)
Euros	5/9/2016	Citibank	$1,677	€1,500	(31)
Euros	5/9/2016	Citibank	$10,666	€9,500	(157)
Euros	5/11/2016	Bank of America, N.A.	$9,117	€8,250	(283)
Euros	6/10/2016	Citibank	$19,628	€17,775	(644)
Hungarian forints	4/18/2016	HSBC Bank	€14,583	HUF4,500,000	296
Hungarian forints	4/25/2016	Bank of America, N.A.	€256,267	HUF80,000,000	1,967
Indian rupees	4/18/2016	UBS AG	$32,626	INR2,200,000	(479)
Indonesian rupiah	5/2/2016	JPMorgan Chase	$4,576	IDR60,589,600	30
Japanese yen	4/5/2016	Bank of America, N.A.	$10,871	¥1,225,204	(18)
Malaysian ringgits	4/14/2016	Bank of America, N.A.	$833	MYR3,500	(63)
Malaysian ringgits	4/14/2016	JPMorgan Chase	$14,523	MYR61,000	(1,094)
Mexican pesos	4/13/2016	Citibank	$615	MXN11,000	(21)
Mexican pesos	4/18/2016	HSBC Bank	$6,733	MXN120,000	(201)
Polish zloty	4/18/2016	Barclays Bank PLC	$26,187	PLN101,200	(927)
Polish zloty	4/18/2016	JPMorgan Chase	$50,019	PLN193,400	(1,797)
Polish zloty	4/27/2016	Citibank	€5,812	PLN25,000	(78)
South African rand	4/5/2016	JPMorgan Chase	$9,504	ZAR150,000	(646)
South African rand	4/6/2016	Bank of America, N.A.	$5,529	ZAR87,000	(357)
South African rand	4/7/2016	UBS AG	$5,844	ZAR89,600	(216)
Swedish kronor	4/13/2016	HSBC Bank	€3,745	SKr35,000	(50)
Swedish kronor	4/14/2016	Citibank	$8,097	SKr69,270	(440)
Turkish lira	4/13/2016	Citibank	$7,088	TRY20,850	(284)
					$(15,833)
Forward currency contracts — net					$(3,333)
Capital World Bond Fund — Page 23 of 25

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $676,780,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 3/31/2016 (000)
Pay	LCH	3-month USD-LIBOR	0.987%	11/10/2017	$30,000	$(86)
Pay	LCH	3-month USD-LIBOR	0.9887	11/25/2017	30,000	(87)
Pay	LCH	3-month USD-LIBOR	1.164	3/15/2019	50,000	(312)
Receive	LCH	3-month SEK-STIBOR	0.5725	7/24/2020	SKr43,250	104
Receive	LCH	3-month USD-LIBOR	1.572	9/16/2020	$60,000	1,195
Receive	LCH	3-month SEK-STIBOR	0.4825	9/22/2020	SKr300,000	540
Receive	LCH	3-month USD-LIBOR	1.2185	2/8/2021	$120,000	327
Pay	LCH	6-month JPY-LIBOR	0.5725	3/5/2025	¥12,600,000	(4,766)
Pay	LCH	3-month USD-LIBOR	2.1955	5/6/2025	$60,000	(3,220)
Pay	LCH	3-month USD-LIBOR	1.754	2/8/2026	30,000	(335)
Pay	LCH	6-month JPY-LIBOR	0.21125	2/19/2026	¥17,500,000	(1,085)
Pay	LCH	6-month EURIBOR	0.5627	3/8/2026	€48,000	(113)
Receive	LCH	6-month EURIBOR	1.6073	7/9/2045	12,000	2,043
Pay	LCH	3-month USD-LIBOR	2.562	11/4/2045	$20,000	(1,983)
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	8,000	(743)
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	80,000	(7,263)
Pay	LCH	3-month USD-LIBOR	2.556	11/27/2045	47,000	(4,597)
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046	30,000	(1,519)
						$(21,900)

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Step bond; coupon rate will increase at a later date.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,391,130,000, which represented 10.77% of the net assets of the fund.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $22,850,000, which represented .18% of the net assets of the fund.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $3,215,000, which represented .02% of the net assets of the fund.
[10]	Purchased on a TBA basis.
[11]	A portion of this security was pledged as collateral. The total value of pledged collateral was $48,848,000, which represented .38% of the net assets of the fund.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[13]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-2, 2.628% convertible preferred	3/10/2010-1/21/2011	$1,687	$485.01%
CEVA Group PLC, Series A-1, 3.628% convertible preferred	4/3/2013-5/2/2013	729	413.00
Total private placement securities		$ 2,416	$ 898.01%

Capital World Bond Fund — Page 24 of 25

unaudited
Key to abbreviations
G.O. = General Obligation
LCH = LCH. Clearnet
LOC = Letter of credit
TBA = To-be-announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-031-0516O-S49213	Capital World Bond Fund — Page 25 of 25

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By /s/Thomas Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/Thomas Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: May 31, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 31, 2016